As filed with the U.S. Securities and Exchange Commission on October 17, 2007

Registration Nos. 333-140838

811-22017

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☐

Pre-Effective Amendment No. 3	☒

Post-Effective Amendment No. __	☐

and/or

Registration Statement under the Investment Company Act of 1940	☐

Amendment No. 3 (Check appropriate box or boxes)	☒

The CNL Funds

(Exact Name of Registrant Specified in Charter)

450 South Orange Avenue

Orlando, FL 32801

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (407) 540-2764

J. Grayson Sanders The CNL Funds 450 South Orange Avenue Orlando, FL 32801 (Name and Address of Agent for Service)	With copies to: John N. Ake Ballard Spahr Andrews & Ingersoll, LLP 1735 Market Street, 49th Floor Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement is declared effective.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion dated October 3, 2007

[THE CNL FUNDS LOGO or CNL Fund Advisors Company Logo]

CNL GLOBAL REAL ESTATE FUND

Class A Shares

Class C Shares

Prospectus

October     , 2007

Sub-advised by CB Richard Ellis Global Real Estate Securities, LLC

The CNL Funds (“The CNL Funds” or the “Trust”) is an open-end, management investment company that currently offers its shares in one separate investment portfolio, the CNL Global Real Estate Fund (“Fund”). Class A shares and Class C shares of the Fund are offered by this Prospectus. The Fund also offers Institutional Class Shares, which are offered by a separate prospectus and are available for purchase only by certain investors.

This prospectus contains important information about the Fund. Before you invest, please read this prospectus carefully, paying particular attention to the risks involved.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities nor determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of the Fund:

Are Not a Bank Deposit	Are Not FDIC Insured	May Lose Value

1	Risk/Return Summary

1	Investment Objective

1	Principal Investment Strategies

1	Investment Process

2	Temporary Defensive Position

2	Principal Risks

2	Who May Want to Invest

3	Fund Performance

3	Fees and Expenses

3	Shareholder Fees

3	Annual Fund Operating Expenses

3	Cost Example

3	Management

3	Adviser

3	Sub-Adviser

3	Distributor

4	Adviser’s Fee

4	Portfolio Managers of the Fund

4	Shareholder Information

4	Good Order

4	Investment Minimums

4	Types of Accounts

5	Purchasing Shares

6	Automatic Investment Plan

6	Customer Identification and Anti-Money Laundering

6	Selling (Redeeming) Shares

6	Redemption Fee

Table of Contents (continued)

7	Systematic Withdrawal Plan

7	Signature Guarantees

7	Involuntary Redemption

7	Redemptions-In-Kind

7	Additional Redemption Information

7	How Fund Shares are Priced

8	Frequent Purchases and Redemptions of Fund Shares

8	Choosing a Share Class

9	Sales Charges — Class A Shares

9	Reduced Sales Charges — Class A Shares

9	Elimination of Initial Sales Charges — Class A Shares

10	Contingent Deferred Sales Charge Waivers — Class A Shares

10	Sales Charges — Class C Shares

10	CDSC Waivers — Class C Shares

10	Distribution and Service (12b-1) Fees

10	Dividends, Distributions and Taxes

11	Dividends and Distributions

11	Buying a Dividend

11	Taxes

11	Other Shareholder Information

11	Statements and Reports

11	Household Mailings

11	Electronic Delivery of Reports and Prospectus

11	Disclosure of Portfolio Holdings

11	Emergency Circumstances

12	Statement of Additional Information (SAI)

12	Financial Highlights

CNL Global Real

Estate Fund

Risk/Return Summary

The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a more detailed description of the principal risks of an investment in the Fund, after this summary. Before investing, make sure the Fund’s objective matches your own.

Investment Objective

The Fund seeks to achieve a high total return through a combination of current income and capital appreciation. There are no guarantees this objective will be met.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and equity related securities issued by real estate and real estate-related companies. The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate or whose products or services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue mortgages. Such companies include real estate investment trusts (REITs) and real estate operating companies (REOCs). A REIT qualified under the U.S. tax code is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate-related loans (such as mortgages) or other interests. A U.S.-qualified REIT is not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. Real estate companies in other countries may have similar features to U.S.-qualified REITs; however the specific characteristics and regulations for non-U.S. REITs may not be identical to those of U.S.-qualified REITs.

The securities in which the Fund invests will principally include common equities, preferred equities, and convertible debt issued by real estate and real estate-related companies located primarily in North America, Europe, and Asia Pacific. It is anticipated that the Fund will initially give particular investment consideration to equity securities traded on major exchanges in the following sub-regions: United States, Canada, United Kingdom, Continental Europe, Japan, Hong Kong, Singapore, and Australia/New Zealand. The number of sub-regions may be expanded in the future. The Fund may invest up to 15% of its total assets in equity securities that are traded on the major stock exchanges located in emerging markets.

The Fund may invest in securities of small-, mid- and large-sized real estate or real estate-related companies but will generally invest in mid-cap securities (market capitalization of less than $5 billion) and small-cap securities (market capitalizations of less than $1.5 billion) as many REITs and REOCs are within these market capitalization ranges. The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. The Fund will limit the maximum holding of the issued capital of any individual company to no more than 10% of the Fund’s assets.

CNL Fund Advisors Company (the “Adviser”) seeks to construct a portfolio with return and risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index Series (the Fund’s “Benchmark Index”). The Benchmark Index is designed to track the performance of listed real estate companies and REITs worldwide. The Adviser uses the Benchmark Index as a guide in structuring and designing the Fund’s portfolio, but the Fund is not an index fund.

The Fund typically maintains a portion of its assets in cash or cash equivalents in order to meet redemption requests, pay Fund expenses or satisfy other liquidity needs. These assets will typically be invested in overnight or short-term investment vehicles.

The Fund’s investment objective and principal investment strategies are “non-fundamental,” which means they may be changed with the approval of the Board of Trustees of the Trust (the “Board”) and without shareholder approval. If at any time the Board votes to reduce or eliminate the percentage requirement of its non-fundamental investment policy to invest at least 80% of the Fund’s net assets in securities issued by real estate and real estate-related companies, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.

Investment Process

The Adviser is the investment adviser for the Fund. The Adviser has retained CB Richard Ellis Global Real Estate Securities, LLC (the “Sub-Adviser”) to serve as sub-adviser for the Fund.

Adviser

The Adviser, in its capacity as investment adviser, provides a program of continuous investment management for the Fund in accordance with the Fund’s investment objective, policies and limitations as stated in this prospectus and the related Statement of Additional Information (“SAI”) and oversees the Fund’s Sub-Adviser. The Adviser monitors and evaluates the performance of the Sub-Adviser and oversees the Sub-Adviser’s compliance with the Fund’s stated investment objective, strategy, limitations and restrictions.

Sub-Adviser

The Sub-Adviser is responsible for investing the Fund’s assets according to the stated investment objective and principal investment strategies of the Fund. The Sub-Adviser uses fundamental real estate analysis and quantitative securities analysis to select investments in REITs, REOCs and other real estate and real estate-related companies that the Sub-Adviser believes are attractively valued relative to comparable real estate companies. The Sub-Adviser will seek to identify real estate and real estate-related securities that are deemed to be under-valued relative to other permissible investment opportunities. The Sub-Adviser utilizes its proprietary global allocation model, the Sub-Regional Ranking Matrix, along with its proprietary global valuation model, VISTA, to seek to determine those global sub-regions, countries and companies that the Sub-Adviser believes offer stronger relative risk-adjusted returns over the medium term.

The Sub-Adviser may consider selling or reducing the Fund’s position in a security if, among other things, it believes:

>	the reward/risk ratio of the security is unattractive; or
>	the reward/risk ratio of the security is unattractive compared to a candidate company or a more attractively valued existing holding; or
>	the long-term investment outlook for the company is unattractive relative to other investment alternatives; or

CNL Global Real Estate Fund •	1

>	the company’s fundamentals have deteriorated in a material or long-term manner.

In general, a security is sold when the Sub-Adviser believes that its relative risk-return characteristics are not attractive relative to other permissible investments over an 18- to 36-month investment horizon. The Sub-Adviser may sell a security when the investment rationale for owning the stock no longer holds, whether it is due to valuation, strategy, management changes or conflict issues, capital structure changes, or any other reason which alters the investment case. The Sub-Adviser applies the sell discipline in the context of optional availability of alternative investments and the relativity of risk-return characteristics.

Temporary Defensive Position

In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Risks

Although the Fund makes every effort to achieve its investment objective, there is no guarantee that it will do so, and you could lose money by investing in the Fund. The following are the principal risks of investing in the Fund.

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Market Risk The risk that the market value of a security may increase or decrease, sometimes rapidly and unpredictably, due to factors unrelated to the issuer. This risk may relate to the market as a whole, to a sector or an industry within a sector, or a particular issuer. This risk is common to all stocks and bonds and the mutual funds that invest in them.

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Equity Risk The value of the equity securities held by the Fund, and thus of the Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

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Risks of Concentrating in the Real Estate Industry The Fund invests primarily in real estate and real estate-related companies and, therefore, adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of the Fund’s portfolio. The Fund will indirectly bear a proportionate share of a REITs on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund. In addition, U.S.-qualified REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code (“IRC”) and maintaining exemption from the investment company registration requirements.

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Small- and Mid-Size Company Securities Risk The Fund may invest in smaller and mid-size companies. Certain real estate companies have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. The securities of small- and mid-size companies may have more risks than those of larger companies. Small- and mid-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio returns. In addition, small- and mid-size company stocks typically are traded in lower volume, making them more difficult to sell. Generally, the smaller the company size, the greater the potential for the presence of volatility and liquidity risks.

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Risks of Investing in Foreign Securities Investments in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulations as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

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Emerging Markets Risk The Fund may invest in securities of issuers located in countries with emerging economies and/or securities markets. Numerous emerging market countries have experienced serious, and frequently continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

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Political Risk The Fund may experience losses that are directly attributable to government actions or political events of any sort. Foreign countries may experience political or social instability or diplomatic developments that could affect investments in those countries and the value of the Fund’s investments.

Who May Want to Invest?

Consider investing in the Fund if you are:

>	seeking to add a growth component to your investment portfolio;
>	seeking some diversified investment returns related to non-U.S. real estate and real estate-related securities; or
>	seeking potentially higher long-term returns and are willing to accept the risks of investing in global real estate and real estate-related securities.

2	• CNL Global Real Estate Fund

This Fund will not be appropriate for anyone:

>	pursuing a short-term goal or investing emergency reserves; or
>	seeking safety of principal.

Additional information about the Fund’s investment strategies, limitations and risks is described in the Fund’s SAI. The back cover of this prospectus explains how you can obtain a copy of the SAI.

Fund Performance

No performance information is provided because the Fund had not begun investment operations as of the date of this prospectus. Performance information will be available after the Fund has been in operation for one full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, sell or hold Class A or Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.75%[1]	0.00%
Maximum Deferred Sales Charge (Load)	None[2]	1.00%[3]
Redemption Fee[4]	1.00%	1.00%
Maximum Account Fee	None	None

Annual Fund Operating Expenses (deducted from the Fund’s assets)	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses[5]	0.73%	0.73%

Total Annual Fund Operating Expenses	1.98%	2.73%
Waivers/Reimbursements[6]	0.18%	0.18%

Net Annual Fund Operating Expenses	1.80%	2.55%

1	Lower sales charges are available depending upon the amount invested. See “Shareholder Information — Sales Charge Schedule”.
2	A contingent deferred sales charge (“CDSC”) is a one-time fee charged at the time of redemption. If you redeem within one year Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1.00% CDSC may apply. See “Shareholder Information — Class A Purchases Subject to Contingent Deferred Sales Charge”.
3	Applied on redemptions within one year of purchase.
4	A redemption fee is charged to shares redeemed within 75 calendar days of purchase. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the “Shareholder Information — Redemption Fee” section in this prospectus.
5	Other Expenses are estimated amounts for the first 12 months of operations and include operating expenses other than the management fee and distribution (12b-1) fee. Other Expenses also include Acquired Fund Fees and Expenses (“AFFE”). AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund invests, including money market funds and exchange traded funds (ETFs). For the Fund, AFFE were estimated to be less than 0.01% for the current fiscal year ending December 31, 2007.
6	The Adviser has contractually agreed to waive its fee and/or reimburse Class A shares Fund expenses to the extent that the total annual operating expenses exceed 1.80% (“Class A Expense Limit”) and Class C shares Fund expenses to the extent that the total annual operating expenses exceed 2.55% (“Class C Expense Limit”) through July 31, 2008. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser under the expense limitation agreement subject to the following conditions: if the estimated Class A shares or Class C shares Fund expenses for the fiscal year are less than the corresponding Class A or Class C Expense Limit for that year, subject to approval by the Board, the Adviser is entitled to reimbursement by the Fund, in whole or in part, of the advisory fees waived or reduced and other payments remitted by the Adviser to the Fund. The total amount of reimbursement to which the Adviser may be entitled (the “Reimbursement Amount”) is equal to the sum of all advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) fiscal years, less any reimbursement previously paid by the Fund to the Adviser with respect to such waivers, reductions, and payments. The Reimbursement Amount does not include any additional charges or fees whatsoever, including, e.g., interest accruable on the Reimbursement Amount. The Sub-Adviser has contractually agreed to reduce its sub-advisory fee by an amount equal to 50% of the fees waived or expenses reimbursed by the Adviser in the event the total annual operating expenses exceed the Expense Limit, and the Sub-Adviser will be repaid upon repayment to the Adviser by the Fund.

Cost Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remain the same as shown above and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$747	$1,144

	1 Year	3 Years
Class C
Assuming Redemption	$358	$830
Assuming no Redemption	$258	$830

The above example should not be considered a representation of past or future expenses or performance. Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

Management

The business of the Trust and the Fund is managed under the oversight of the Board. The Board oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the SAI.

Adviser

CNL Fund Advisors Company is the Fund’s investment manager. The Adviser has no prior experience operating a mutual fund, but affiliates of the Adviser have extensive experience in the real estate investment management industry. The Adviser is an indirect wholly owned subsidiary of CNL Financial Group, Inc. (“CNL”), one of the largest privately held real estate investment and development companies in the United States. Founded in 1973 by James M. Seneff, Jr., CNL has more than a 30-year track record of growth through all market cycles. CNL has formed or acquired companies with over $20 billion in combined assets as of March 31, 2007, representing over 4,900 properties across North America including hotel, retail, restaurant, seniors housing and lifestyle properties. The Adviser is located at 450 South Orange Avenue, Orlando, FL 32801.

Sub-Adviser

The Sub-Adviser is a subsidiary of CB Richard Ellis Investors, LLC, a global real estate investment management firm with over $33 billion in assets under management as of June 30, 2007. CB Richard Ellis Investors, LLC is a wholly-owned subsidiary of CB Richard Ellis Group, Inc., the world’s largest commercial real estate services firm (in terms of 2006 revenues). The Sub-Adviser is focused on managing exchange-listed global real estate securities portfolios on behalf of investors. The Sub-Adviser has dedicated real estate securities investment management offices located in Baltimore, London, Sydney, and Tokyo. The Sub-Adviser’s principals have an average of fourteen years of investment experience related to the investment management of listed domestic and global real estate securities portfolios. The Sub-Adviser was formed in 2004 and had approximately $1.7 billion of assets under management as of August 31, 2007. The Sub-Adviser’s principal business location is 250 West Pratt Street, Baltimore, Maryland 21201.

Distributor

Foreside Fund Services, LLC (“Foreside”) is the Fund’s distributor and principal underwriter. Foreside is located at Two Portland Square, Portland, Maine 04101. As distributor, Foreside will act as the Fund’s agent to offer and sell shares of the Fund to

CNL Global Real Estate Fund •	3

the public. Foreside has appointed CNL Securities Corp. as National Sales and Marketing Agent to assist Foreside in the promotion of the Fund. Foreside will pay CNL Securities Corp. for its services out of the portion of the initial sales charges and non-shareholder servicing distribution (12b-1) fees received and retained by Foreside. Additional detail about the arrangement between Foreside and CNL Securities Corp. is included in the SAI. CNL Securities Corp. is a registered broker-dealer and is affiliated with the Adviser.

Adviser’s Fee

The Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser pays the Sub-Adviser 50% of its advisory fee. Details on the Sub-Adviser’s fee are included in the SAI. A discussion summarizing the basis on which the Board approved a) the investment advisory agreement between the Trust and the Adviser and b) the sub-advisory agreement between the Trust, the Adviser and the Sub-Adviser, with respect to the Fund will be included in the Fund’s first semi-annual report.

Portfolio Managers of the Fund

Mr. Jeremy Anagnos, Mr. Steve Carroll, and Mr. William Morrill serve as the Fund’s portfolio managers and share responsibilities for the day-to-day management of the Fund’s investment portfolio. Mr. Anagnos, Mr. Carroll, and Mr. Morrill have 44 years of combined experience with investment management firms specializing in domestic and global real estate securities, and 34 years of combined experience serving in the capacity as portfolio managers of listed U.S. domestic and global real estate securities accounts and they are responsible for managing the Sub-Adviser’s Global REIT Team.

Jeremy Anagnos, has served as portfolio manager of the Fund since the Fund’s inception. Mr. Anagnos has served as Co-Chief Investment Officer and Managing Director of the Sub-Adviser since 2004. Prior to that, Mr. Anagnos was the Head of Real Estate Equities Research at Deutsche Bank in London from 2000-2004 and was an Assistant Portfolio Manager working with Mr. Carroll in Europe and a REIT Analyst in the U.S. at LaSalle Investment Management (Securities) (“La Salle”) from 1997 through 2000. Mr. Anagnos has a degree in Finance from Boston College and a Chartered Financial Analyst designation. Mr. Anagnos is primarily responsible for the investment management activities and securities selection of companies located in Europe. Mr. Anagnos has 9 years experience within the field of real estate securities investment management and 4 years as a portfolio manager of listed real estate securities accounts.

Steve Carroll, has served as portfolio manager of the Fund since the Fund’s inception. Mr. Carroll has served as Co-Chief Investment Officer and Managing Director of the Sub-Adviser since 2004. Prior to that, Mr. Carroll was employed by LaSalle from 1994 through 2004 and served as LaSalle’s Global Portfolio Manager, Regional Portfolio Manager-Europe, and Senior Analyst-U.S. Mr. Carroll is a Certified Public Accountant licensed in the State of California. He graduated from the University of California, Los Angeles with a B.A. degree in Economics and he currently serves on the North American Index Committee for the FTSE EPRA/NAREIT Property Securities Index. He is also a member of NAREIT (National Association of Real Estate Investment Trusts). Mr. Carroll is primarily responsible for the investment management activities and securities selection of companies located in Asia Pacific. Mr. Carroll has 13 years experience within the field of real estate securities investment management and 8 years as a portfolio manager of listed real estate securities accounts.

William Morrill, has served as portfolio manager of the Fund since the Fund’s inception. Mr. Morrill has served as Managing Director of the Sub-Adviser and Chairman of the Sub-Adviser’s Global Securities Advisory Committee since late 2006. Between 2004 and 2006, Mr. Morrill served as portfolio manager to Brown Investment Advisory & Trust Company. Prior to joining Brown in 2003, Mr. Morrill was a Managing Director and Chief Executive Officer of LaSalle since 1995 and the head of the real estate securities operations of its predecessor company since 1985. Mr. Morrill has a B.A. from Johns Hopkins University and a Masters of Business Administration from Harvard Business School. Mr. Morrill is primarily responsible for the investment management activities and securities selection of companies located in North America. Mr. Morrill has 35 years experience within the field of real estate securities investment management and 22 years as a portfolio manager of listed real estate securities accounts.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Shareholder Information

This section explains how Fund shares are priced, how to buy and sell shares, the different types of accounts you can establish with the Fund, the services and features you can establish on your account, and account fees and policies that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

Good Order

As discussed in detail below in connection with requests to purchase and redeem Fund shares, the phrase good order means that the request must include:

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An instruction specifying the number of shares or dollar amounts to be purchased or redeemed, signed by all registered owners of the shares in the exact names in which they are registered or, with respect to orders placed by a Service Agent (defined below), transmitted through the FUND/Serv system of the National Securities Clearing Corp. (NSCC) or by other means acceptable to the Fund or its transfer agent;

>	A signature guarantee under the circumstances described in “Signature Guarantees” below;
>	Any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, pension and profit sharing plans and other organizations; and
>	Payment for shares that are being purchased.

See also “Customer Identification and Anti-Money Laundering” below.

Investment Minimums

Minimums	Regular Account	Retirement Account

To Open an Account	$2,000	$2,000

To Add to an Account	$100	$100

Types of Accounts

You may purchase and redeem Shares of the Fund through certain financial institutions that have entered into a dealer agreement with the Distributor or a shareholder servicing

4	• CNL Global Real Estate Fund

arrangement with the Trust. Certain shareholders may also purchase and redeem Shares of the Fund directly through the Trust’s transfer agent. The following sections describe both types of accounts.

Accounts Held Through Service Agents

Shares of the Fund may be purchased through a broker-dealer, bank or other financial intermediary or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans which have established shareholder servicing relationships with the Fund on behalf of their customers (collectively, “Service Agents”). Accounts opened through Service Agents may be subject to different investment minimums for initial and subsequent purchases.

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Service Agents may impose additional or different conditions on purchases or redemptions of Fund shares and may charge transaction or other account fees. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Your Service Agent can provide you with more information about these fees.

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Certain Service Agents may enter into agreements with the Trust or its agents that permit them to confirm orders for their customers by phone with payment to follow in accordance with the procedures of the transfer agent. If the transfer agent does not receive payment, the transaction may be cancelled and the Service Agent could be held liable for resulting fees or losses.

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Once you have established an account through a Service Agent, any subsequent transactions or inquiries with respect to the account must be made through such Service Agent unless you establish a separate account directly with the transfer agent. See “Direct Accounts” below.

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The Service Agent through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees associated with Class A shares and Class C shares of the Fund, as discussed in the “Choosing a Share Class” section below. Service Agents may also receive other compensation from the Fund for providing administrative and shareholder recordkeeping services as well as compensation from the Adviser or other Fund affiliate for providing distribution support or other services. The amounts of this additional compensation may be based on the total number of a firm’s customers or the total assets of such firms’ customers invested in the Fund. If the total amount paid to your Service Agent by the Fund and its agents is higher than the amount the Service Agent receives from other mutual fund companies or sponsors of other financial products, your Service Agent may have an incentive to recommend the Fund over such other funds or financial products. Please speak with your financial adviser at your Service Agent to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund and/or its agents and by sponsors of other mutual funds and financial products he or she may recommend to you. You should also review disclosures made by your financial adviser at the time of purchase.

Direct Accounts

Only certain persons or groups of persons may purchase shares of the Fund directly through the Fund’s transfer agent (“Direct Accounts”). Persons qualified to establish Direct Accounts include the following:

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Directors, officers and full-time employees of the Adviser and its affiliates, the spouse, sibling, direct ancestor or direct descendent (collectively, “relatives”) of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.

>	Employees, officers and directors of the Sub-Adviser or its parent, CB Richard Ellis Investors, LLC.
>	Trustees and officers of the Trust.

In order to establish a direct account, investors must provide a) a valid social security number or U.S. taxpayer identification number and b) a U.S. address, including U.S. territories. Persons eligible to establish Direct Accounts may do so by establishing one or more Regular Accounts or Retirement Accounts, as described below.

Regular Accounts

>	Individual or Joint Ownership. You must include the name, birth date and Social Security number of each owner on the Account Application.
>

Gift or Transfer to Minor (UGMA/UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open this type of an account, you must include the custodian’s and minor’s names, birth dates, and Social Security numbers on the Account Application.

>

Trust. An established trust can open an account. You must include the name, birth date, and Social Security number of each trustee, together with the name of the trust, and the date of the trust agreement. You must also include a copy of the first, last and signature pages of the trust agreement.

Retirement Accounts

>

Traditional or Roth IRA. Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special account applications (IRA kits).

>	Simplified Employee Pension Plan (SEP). SEPs allow small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any other eligible employees.

Purchasing Shares

>

Your purchase request will be processed at the net asset value per share (“NAV”) next calculated after your order is received in good order (as defined in “Shareholder Information — Good Order” above) by the transfer agent. In other words, purchase orders received before the close of the regular trading session of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) will be invested at the NAV calculated after the NYSE closes on that day; purchase orders received after the close of the NYSE will be executed at the NAV computed on the next day the NYSE is open.

>

If you purchase shares through a Service Agent, the Service Agent must receive your order before the close of the regular trading session of the NYSE and promptly transmit the order to the transfer agent for your purchase order to be effective on the day you place your order. The Service Agent is responsible for promptly transmitting purchase orders to the Fund in good order so that you may receive the same day’s NAV.

>	Purchases must be in U.S. dollars.
>	You may pay for shares of the Fund by check or by wire transfer.
>

The Fund does not accept cash, credit cards, money orders, starter checks, third-party checks, travelers’ checks, checks drawn on banks outside the U.S., or other checks deemed to be high risk by the transfer agent.

Purchasing Shares by Mail through Direct Accounts

Complete and sign an Account Application and mail it with a check made payable to “The CNL Funds” to the following address:

The CNL Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8044

Boston, MA 02266-8044

CNL Global Real Estate Fund •	5

Or via overnight mail:

The CNL Funds

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

You can obtain an Account Application, IRA kit (if applicable), along with the prospectus by calling 1-888-890-8934 or visiting the Fund’s website at www.thecnlfunds.com.

Purchasing Shares by Wire through Direct Accounts

You may also purchase shares of the Fund by wiring money from your bank account to your Fund account. Call the transfer agent at 1-888-890-8934 to receive wiring instructions.

Automatic Investment Plan

This Plan provides a convenient method to have monies deducted from your bank account for investment into the Fund on a regular basis. Once your account has been opened with the applicable initial minimum investment, you may make automatic investments with a minimum of $100 in the Fund from your bank account if the bank is a member of the Automated Clearing House (ACH) network. To begin participating in this Plan, complete the Automatic Investment Plan section on the account application or call the transfer agent at 1-888-890-8934. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date. The Fund may modify or terminate this option at any time, or may charge a service fee.

Customer Identification and Anti-Money Laundering

To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act of 2001 (the “PATRIOT Act”) and federal regulations require financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens a new account, and to determine, among other things, whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations. Accordingly, the following information is required to open an account, whether directly with the Fund or through a Service Agent:

>	Name;
>	Date of birth;
>	Permanent street address (a mailing address containing a P.O. Box will not be accepted for purposes of opening an account); and
>	Social Security number, taxpayer identification number, or other identifying number.

Opening an Account

When you open an account in order to comply with the PATRIOT Act, the transfer agent will verify certain information on your Account Application. As requested on the Account Application, be sure to provide the information listed above. You may be asked to provide certain other documentation (such as a driver’s license or a passport) in order to verify your identity. Additional information may be required to open accounts for corporations and other non-natural persons.

If you do not supply the necessary information, the transfer agent may not be able to open your account. Please contact the transfer agent if you need additional assistance when completing your Account Application. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

A Service Agent is also required to comply with the Patriot Act when opening an account. The Service Agent will follow its own anti-money laundering and customer identification procedures when opening an account.

The ability of the Trust or its agents to verify customer identification through omnibus accounts is limited, and there is no guarantee that the Trust or its agents will be able to identify shareholders who may be engaging in money laundering activities through omnibus accounts or to curtail such activities.

Selling (Redeeming) Shares

>	You may redeem all or a portion of your Fund shares on any day the Fund calculates its share price, as described in “How Fund Shares are Priced” below.
>

Your redemption request will be processed at the NAV next calculated after the transfer agent receives all required documents in good order (as defined in “Shareholder Information — Good Order” above).

>

If you place a redemption order through a Service Agent, the Service Agent must receive your order before the close of the regular trading session of the NYSE and promptly transmit the order to the Fund’s transfer agent for your redemption order to be effective on the day you place your order. The Service Agent is responsible for promptly transmitting redemption orders to the Fund in good order so that you may receive the same day’s NAV.

Redemption Fee

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The Fund will charge a redemption fee of 1.00% of the total redemption amount if you sell your shares after holding them for less than 75 calendar days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs of the Fund associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts, such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder, redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

Selling Shares by Mail through Direct Accounts

To sell shares from a direct account by mail, send requests to sell shares directly to the transfer agent at the address referenced above under “Purchasing Shares by Mail through Direct Accounts.” Redemption requests made by fax are not acceptable. Your redemption request will be processed at the Fund’s NAV next calculated after the transfer agent receives all required documents in good order.

Selling Shares by Telephone through Direct Accounts

To sell shares from a direct account by telephone you must:

>	Pre-establish the telephone redemption privilege and wiring instructions (if applicable) by completing the appropriate section of the Account Application; and
>	Call the transfer agent at 1-888-890-8934 by the close of the regular trading session of the NYSE (normally 4:00 PM Eastern time).

6	• CNL Global Real Estate Fund

The transfer agent will employ reasonable procedures to confirm that instructions received by telephone are valid. The Fund and the transfer agent will not be responsible for any losses resulting from unauthorized transactions when procedures reasonably designed to verify the identity of the caller are followed. Please note that the telephone redemption privilege is not available for IRA accounts.

Systematic Withdrawal Plan

Shareholders with a balance of $25,000 or more may choose to participate in the Fund’s Systematic Withdrawal Plan. This option allows you to make regular automatic withdrawals from your account. Withdrawals are processed on the 10th day of each month. To establish a Systematic Withdrawal Plan, you must complete the corresponding section on the Account Application. You may cancel your participation or change the amount of withdrawal at any time by calling the transfer agent at 1-888-890-8934 or by written notification.

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

>	Make sure you’ve checked the appropriate box on the Account Application. Or call 1-888-890-8934.
>	Minimum balance required to start this program is $25,000.
>	Include a voided personal check.
>	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.
>	It may take up to 10 business days to activate the automatic withdrawal plan with your designated bank.

The Fund may modify or terminate this option at any time, or may charge a service fee.

Signature Guarantees

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A signature guarantee is required if any of the following is applicable:

>	You request a redemption that exceeds $100,000.
>	You would like a check made payable to anyone other than the shareholder(s) of record.
>	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
>	You would like a check mailed to an address other than the address of record.
>	Establishing certain services after the account is opened.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. See “Emergency Circumstances” below.

Signature guarantees can be obtained from most domestic banks, credit unions or savings associations, or from broker-dealers, national securities exchanges, registered securities exchanges, registered securities associations, clearing agencies, or other financial institutions that participate in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions who do not participate in a Medallion program will not be accepted.

Notary publics cannot provide signature guarantees.

Involuntary Redemption

The Fund reserves the right to redeem the shares held in any account if the account balance falls below the minimum initial investment requirement. Your account will not be closed if the drop below the minimum initial investment requirement is due to share price fluctuations except that if your account balance drops below $1,000, the Fund reserves the right to redeem the shares held in the account. You will be given at least 60 days’ written notice before involuntary redemptions are made. You may purchase shares to bring your account balance above the minimum during the 60-day grace period.

Redemptions-In-Kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of calculating the Fund’s NAV. If a payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

Additional Redemption Information

Payment for redeemed shares will normally be made on the next business day after redemption, but no later than seven days after the transaction. However, redemption proceeds for shares newly purchased with a check may be delayed up to fifteen days after the purchase of the shares, pending verification that your check has cleared. Please note that the Fund seeks to prohibit short-term trading, as described under “Frequent Purchases and Redemptions of Fund Shares” below, and if you redeem newly purchased shares, the Fund reserves the right to reject any further purchase orders from you.

The transfer agent will wire redemption proceeds only to a pre-established bank account. During periods of significant economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the transfer agent by telephone at 1-888-890-8934, the redemption request may be delivered to the transfer agent at the address referenced above under “Purchasing Shares by Mail through Direct Accounts.”

How Fund Shares are Priced

>

The Fund’s share price, or NAV, changes daily. The price of shares you wish to purchase or redeem will be determined the next time the Fund’s share price is calculated after the transfer agent receives your request in good order (as defined in “Shareholder Information — Good Order” above).

>	The Fund’s share price is calculated by dividing the value of all securities and other assets owned by the Fund, less the liabilities of the Fund, by the number of Fund shares outstanding.
>	The Fund’s share price is calculated for each class of shares as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) every day the NYSE is open.
>

The Fund’s share price will not be calculated on holidays the NYSE observes, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NYSE holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving and Christmas.

>

The Fund’s investments are primarily valued using market quotations. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Adviser’s Pricing Committee. Short-term instruments maturing within 60 days are valued at either original cost or amortized cost, both of which approximate current market value.

>

In general, the market quotations used to price the Fund’s equity investments are based on the last quoted sale price from the exchange or market on which the investment is principally traded, up to the time of valuation, except for securities trading on the NASDAQ National Market or the

CNL Global Real Estate Fund •	7

NASDAQ SmallCap Market, the value is the NASDAQ Official Closing Price (“NOCP”), unless the NOCP is not available, in which case the value is the Consolidated Closing Price (“CCP”) reported by NASDAQ.
>

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund’s portfolio may change on days when shareholders will not be able to buy or redeem shares.

>

If market prices are not readily available for any securities in which the Fund has invested, those securities will be valued at fair value by or under the supervision of the Fund’s Board and in accordance with Board-approved Pricing Policies and Procedures. These circumstances include, among others, the lack of available quotations for restricted or illiquid securities; trading halts in securities; and the Adviser’s Pricing Committee determination that a significant event has occurred after the close of a security’s primary exchange or market (for example, a foreign exchange or market), but before the time the Fund’s share price is calculated, which will have a material effect on the value of the security.

>

The Fund’s investments in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, the Fund’s investments in foreign securities are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

>	Despite the Fund’s best efforts, there is an inherent risk that the fair value price of an investment may be higher or lower than the price the Fund would have received if it had sold the investment.

See the SAI for more detailed information.

Frequent Purchases and Redemptions of Fund Shares

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. Short-term trading (“market timing”) involves redeeming Fund shares shortly after purchasing them or frequent purchases and redemptions of Fund shares, both of which may harm long-term shareholders of the Fund by diluting the value of Fund shares held by long-term shareholders, interfering in the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Accordingly, the Fund’s Board has adopted a policy pursuant to which the Fund seeks to prohibit market timing. The Fund or its agents may reject, without any prior notice, any purchase orders by any investor or group of investors, including purchase orders that the Fund or its agents believe are attributable to market timers or are otherwise excessive or potentially disruptive to the Fund. Orders placed by investors in violation of the excessive trading policies may be revoked or cancelled, without prior notice, by the Fund on the next business day after receipt of the order. Transactions placed by shareholders through omnibus accounts held by Service Agents or other financial intermediaries may be rejected, without prior notice, in whole or in part by the Fund.

Steps that the Fund has taken to seek to identify and discourage frequent trading include periodically reviewing individual shareholder trading activity to identify shareholders who are making excessive transactions or otherwise trading inappropriately. The Trust or its agent has entered or will enter into an agreement with certain Service Agents, pursuant to which the Service Agent is obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity. These agreements will aid the Trust and its agents in monitoring the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by Service Agents. However, due to the complexity and subjectivity involved in identifying market timing or excessive trading activity, the variety of strategies to avoid detection, and the volume of Fund shareholder transactions, there can be no guarantee that the Fund will be able to identify and restrict shareholders engaged in such activity.

In addition to trade monitoring, the redemption fee is another means by which the Trust attempts to discourage frequent trading. The Trust cannot directly monitor redemption fees that are applied to trades placed through omnibus accounts and, in these circumstances, must rely on the Service Agents to properly apply the redemption fee. The redemption fee may not apply on certain types of accounts to which the application of the redemption fee is not technologically feasible.

Choosing a Share Class

The Fund offers two classes of shares through this Prospectus, each of which is designed for specific investors. You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the fees and sales charges of Class A and Class C of the Fund before investing. This information is also available on the Fund’s website at www.thecnlfunds.com. You may also want to consult with a financial professional to help you determine which class is most appropriate for you. The following is a summary of the differences between Class A shares and Class C shares of the Fund:

	Class A	Class C

Class Availability	> Designed for retail investors and certain employee-directed benefit plans > Available through Service Agents	> Designed for retail investors and certain employee-directed benefit plans > Available through Service Agents

Sales Charge (Load)

>   Maximum initial sales charge of 5.75%

>   Reductions or waivers of initial sales charge available for certain investors

>   No initial sales charge on purchases of $1 million or more

>   Deferred sales charge of 1.00% on purchases of $1 million or more may be imposed on shares redeemed within 12 months of purchase

> No initial sales charge > Deferred sales charge of 1.00% of the purchase amount may apply > Waivers of the deferred sales charge available in certain circumstances

Distribution (12b-1) Fee	> Rule 12b-1 distribution/service fee equal to 0.25% of Class A shares’ average daily net assets	> Rule 12b-1 distribution/service fee equal to 1.00% of Class C shares’ average daily net assets

Fund Expenses	> Lower annual expenses than Class C shares	> Higher annual expenses than Class A shares

8	• CNL Global Real Estate Fund

The following sub-sections summarize information you should know regarding sales charges applicable to purchases of Class A shares and Class C shares of the Fund.

Sales Charges — Class A Shares

An initial sales charge is assessed on purchases of Class A shares as follows:

Your Investment	Sales Charge as a % of Public Offering Price[1]	Sales Charge as a % of Net Amount Invested	Service Agent Reallowance %

Less than $50,000	5.75%	6.10%	5.00%

$50,000 but less than $100,000	5.00%	5.26%	4.25%

$100,000 but less than $250,000	4.00%	4.17%	3.25%

$250,000 but less than $500,000	3.00%	3.09%	2.50%

$500,000 but less than $750,000	2.50%	2.56%	2.25%

$750,000 but less than $1,000,000	2.00%	2.04%	1.75%

$1,000,000 but less than 2,500,000[2,3]	0.00%	0.00%	1.00%

$2,500,000 but less than $5,000,000[2,3]	0.00%	0.00%	0.50%

$5,000,000 and above[2,3]	0.00%	0.00%	0.25%
1	The Public Offering Price for Class A shares is the amount that you actually pay for Class A Fund shares and includes the relevant sales charge.
2	There is no initial sales charge on purchases of Class A shares of the Fund in amounts of $1 million or more. In the case of redemptions of Class A shares that were initially part of a purchase of $1 million or more, a deferred sales charge of 1.00% may be assessed on Class A shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
3	The Fund’s Distributor may pay an up-front sales commission of up to 1.00% of the Public Offering Price of Class A shares to dealers that initiate and are responsible for purchases of $1 million or more. The Adviser or its affiliates will reimburse the Distributor for its expenses related to such payment.

The commission paid to the Distributor is the sales charge less the reallowance paid to Service Agents. Normally, reallowances are paid as indicated in the above table. From time to time, however, the Distributor may elect to reallow the entire sales charge for all sales during a particular period.

Reduced Sales Charge — Class A Shares. You may qualify for a reduced initial sales charge on purchases of Class A shares under rights of accumulation (“ROA”) or a letter of intent (“LOI”). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are main-tained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution’s transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sales charge under ROA, the Fund or its agent will combine the value of your current purchase with the collective value of shares of all eligible CNL Fund shares (collectively, “CNL Shares”) (as of the Fund’s prior business day) that were purchased previously for accounts (1) in your name, (2) in the name of your spouse, (3) in the name of you and your spouse, (4) in the name of your minor child under the age of 21, and (5) sharing the same mailing address (“Accounts”).

To be entitled to a reduced initial sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must also provide the Fund or its agent with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children’s ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

>	Information or records regarding CNL Shares held in all accounts in your name at a financial intermediary; and
>	Information or records regarding CNL Shares for Accounts at the transfer agent or another financial intermediary.

If you purchase shares through a Service Agent, the Service Agent is responsible for forwarding such information to the Fund or its designated agent. The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund’s Class A shares in Accounts within a future period of thirteen months. Accounts subject to the LOI must be specifically identified in the LOI. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Class A shares as if such purchases were executed in a single transaction.

Elimination of Initial Sales Charges — Class A Shares. Certain persons may also be eligible to purchase or redeem Class A shares without a sales charge. No sales charge is assessed on the reinvestment of Class A shares’ distributions. No sales charge is assessed on purchases made for investment purposes by:

>	A qualified pension, profit sharing or other employee benefit plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC.
>

Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee.

>

Any managed account (wrap) program for the benefit of clients of a broker-dealer that charges an annual or flat fee rather than a transaction based fee and has an arrangement with the Distributor or with a clearing agent that has an arrangement with the Distributor with respect to the broker-dealer’s use of the Fund in connection with such program.

>	Insurance company separate accounts.
>

Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser and its affiliates, directors, officers and full-time employees of any organization with which the Distributor has entered into a Selected Dealer

CNL Global Real Estate Fund •	9

agreement or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, “relatives”) of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.

>	Officers, directors and full time employees of the Sub-Adviser and its principal owner, CB Richard Ellis Investors, LLC.
>	Full-time employees and retired employees of the Fund’s service providers and immediate family members of the foregoing persons.
>

Any person who has, within the preceding 90 days, redeemed Fund shares directly with the Fund’s Transfer Agent or through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts).

The Fund requires appropriate documentation of an investor’s eligibility to purchase or redeem Class A shares without a sales charge. Any shares of the Fund so purchased may not be resold except to the Fund. For further information on sales charges please consult with your Service Agent.

Class A Share Purchases Subject to Contingent Deferred Sales Charge (“CDSC”). A CDSC of 1.00% is assessed on redemptions of Class A shares that were part of a purchase of $1 million or more and that are redeemed in whole or in part within 12 months of purchase. The CDSC is based on the offering price that you paid for Class A shares. In determining whether a CDSC is payable and the amount of any such charge, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

Contingent Deferred Sales Charge Waivers — Class A Shares

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

>

Where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer.

>

Managed account (wrap) programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to their use of the Fund in connection with such services.

>

On purchases subject to the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the reinstatement privilege.

>	On purchases made in connection with the reinvestment of dividends and distributions from the Fund.

Sales Charges — Class C Shares

Class C shares are sold at NAV, with no initial sales charge. Therefore, the entire amount of your purchase price is invested in Class C shares. A CDSC of 1.00% is applied to redemptions of Class C shares within 12 months of purchase. The CDSC is based on the offering price of Class C shares. In determining whether a CDSC is payable and the amount of any such charge, the Fund will first liquidate shares that are not subject to a CDSC and then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

The Fund will not pay an up-front sales commission on sales of Class C shares. However, the Fund’s Distributor may pay to Service Agents whose clients redeem Class C shares within 12 months of purchase any CDSC applied to such redemptions.

CDSC Waivers — Class C Shares

The CDSC applicable to redemptions of Class C Shares will be waived under certain circumstances, including the following:

>	On increases in the NAV of your shares.
>	Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.
>

Redemptions from accounts other than retirement plans following the death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

The CDSC waiver following the death of a shareholder or plan participant will only apply if one of the following distribution methods are met:

(1)	The lump sum distribution of assets by the re-registration of the decedent’s assets into a Beneficiary IRA account;
(2)	Regularly scheduled distributions of the decedent’s assets based on life expectancy taken within a Beneficiary IRA account; or
(3)	Payments taken within a Beneficiary IRA account over a 5 year period.
•	Returns of excess contributions to retirement plans.
•	If you participate in a Systematic Withdrawal Plan, distributions of up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
•	If the redemption represents the minimum required distribution from a retirement plan.
•	Redemptions of shares acquired through reinvestment of dividends and distributions.
•

When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the reinvestment privilege.

Distribution and Service (12b-1) Fees

The Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act. 12b-1 fees are used to compensate the Distributor and third parties for services and expenses related to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

>	Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Fund.
>	Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund.

12b-1 fees, together with the CDSC, help the Fund sell Class C shares by financing the costs incurred for marketing-related activities and for providing shareholder services. For Class C shares, payments under the plan include 0.75% for distribution and marketing related activities and 0.25% for shareholder services.

10	• CNL Global Real Estate Fund

Dividends, Distributions and Taxes

In addition to any increase in the value of shares that the Fund may achieve, you may receive dividends and capital gain distributions from the Fund.

Dividends and Distributions

The Fund declares distributions from net investment income at least quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions of the Fund are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Buying a Dividend

Purchasing shares of the Fund shortly before it makes dividends or capital gain distributions will have the effect of reducing the share price by the amount of the distribution. This is sometimes referred to as “buying a dividend” because although the distribution is in effect a return of a portion of the purchase price, it is taxable.

Unless you are investing in a tax-deferred account such as an IRA, you may want to consider waiting to invest until after the Fund makes a distribution.

Taxes

Dividends paid from the Fund’s net investment income and net short-term capital gains generally will be taxable as ordinary income, whether paid in cash or reinvested as additional shares. A portion of the dividends paid from the net investment income of the Fund may constitute “qualified dividends” eligible for the maximum federal income tax rate of 15%. The Fund will inform shareholders of any portion of its dividends that constitutes “qualified dividends.”

Distributions paid from the Fund’s long-term capital gains and designated as capital gain distributions generally are taxable as long-term capital gains, regardless of the length of time you held your shares.

Gain or loss upon the sale of the Fund’s shares will be treated as a capital gain or loss, provided that (as is usually the case) the shares represented a capital asset of the shareholder. The gain or loss will be considered long-term if you have held the shares for more than one year. The gain or loss on shares held for one year or less will be considered short-term and taxed at the same rates as ordinary income.

You will be sent Form 1099-DIV after the end of the Fund’s fiscal year which will include information about the tax status of any dividend and capital gain distributions made to you during the previous year. This information will also be reported to the Internal Revenue Service.

As the Fund invests in foreign securities, it may be required to pay withholding and other taxes imposed by foreign countries. If more than 50% of the Fund’s assets are invested in foreign securities at the end of any fiscal year, the Fund may elect to pass through to you for foreign tax credit purposes the amount of foreign income taxes that the Fund paid.

Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment. Such shareholders should refer to the SAI for a more detailed tax discussion.

This prospectus gives only general tax information. Refer to the SAI for additional tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

Other Shareholder Information

Social Security Number/Taxpayer Identification Number

The Fund is required to withhold and remit to the U.S. Treasury a percentage of dividend payments, capital gain distributions, and redemption proceeds at a rate set forth in applicable IRS rules and regulations for certain shareholders who have not certified that the Social Security number or taxpayer identification number (“TIN”) they have supplied is correct and that they are not subject to backup withholding because of previous underreporting to the IRS. This backup withholding requirement generally does not apply to shareholders that are corporations or certain tax-exempt organizations.

To avoid backup withholding you must certify on the Account Application that your Social Security number or TIN is correct and that you are not subject to backup withholding.

Statements and Reports

The Service Agent or Transfer Agent sends confirmation statements after each transaction affecting your share balance and/or account registration. An annual statement is sent detailing any dividends or distributions.

Household Mailings

To reduce Fund expenses, the Fund attempts to identify related shareholders within a household and to send only one copy of a shareholder report or prospectus per household. You can call the Fund at 1-888-890-8934 or visit the Fund’s website at www.thecnlfunds.com if you would like an additional free copy of a Fund shareholder report or prospectus.

If you do not want the mailing of shareholder reports and prospectuses combined with other members in your household, contact the Fund at 1-888-890-8934. Your request will become effective within 30 days.

Electronic Delivery of Reports and Prospectus

If you purchased Fund shares through a brokerage firm or a financial institution, electronic delivery of the Fund’s shareholder reports and prospectus may be available. Go to www.icsdelivery.com and from the main page you can locate a list of brokers and financial institutions. If your broker or financial institution is not listed, electronic delivery may not be available. At any time, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial institution.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to disclosure of its portfolio holdings is available in the SAI.

Emergency Circumstances

The Fund may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. It may be difficult to reach the Fund by telephone during periods of substantial economic or market change or in emergency situations. Under these circumstances, you may wish to consider placing direct purchase or redemption orders for shares by mail or overnight express delivery. The Fund can suspend redemptions and/or delay payments of redemption proceeds when the New York Stock Exchange is closed due to financial conditions or during emergency circumstances, as determined by the SEC.

CNL Global Real Estate Fund •	11

Statement of Additional Information (SAI)

The Fund’s SAI has been filed with the SEC and is incorporated in this prospectus by reference, which means it is legally considered part of this prospectus. It contains more details on all aspects of the Fund. You may request a copy of the SAI, free of charge, by calling Shareholder Services at 1-888-890-8934. The SAI is also available on the Fund’s website at www.thecnlfunds.com.

Financial Highlights

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this prospectus.

12	• CNL Global Real Estate Fund

SHAREHOLDER PRIVACY NOTICE

The CNL Funds (the “Trust”) collects nonpublic personal information about its shareholders in the ordinary course of establishing and servicing their accounts. Nonpublic personal information means personally identifiable financial information that is not publicly available and any list, description, or other grouping of shareholders that is derived using such information. For example, it includes your address, social security number, account balance, income, investment activity, and bank account information. The Trust collects this information from the following sources:

•	Information received from you on applications or other forms; and

•	Information about your transactions with others, such as your financial adviser and other such intermediaries.

The Trust does not disclose nonpublic personal information about you or your account(s) to anyone unless one of the following conditions is met:

•	The Trust receives your prior written consent;

•	The Trust believes the recipient is your authorized representative;

•	The Trust is permitted by law to disclose the information to the recipient in order to service your account(s); or

•	The Trust is required by law to disclose information to the recipient.

If you decide to close your account(s), the Trust will continue to adhere to the privacy policies and practices as described in this notice.

If you invest in the Trust through a financial intermediary, such as a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will also govern how your nonpublic personal information will be shared with other parties.

The Trust will restrict access to your personal and account information to those employees who need to know that information to service your account(s). The Trust maintains physical, electronic, and procedural safeguards to protect your nonpublic personal information.

NOT A PART OF THE PROSPECTUS

CNL GLOBAL REAL ESTATE FUND

For More Information

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Annual and semi-annual reports will be available after the Fund has completed the applicable fiscal period.

Statement of Additional Information

The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this prospectus.

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

The CNL Funds

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

1-888-890-8934

The Fund’s prospectus, SAI and annual/semi-annual reports are also available without charge on the Trust’s website at www.thecnlfunds.com.

For questions about investment management of the Fund contact:

CNL Fund Advisors Company

450 South Orange Avenue

Orlando, FL 32801

1-800-522-3863

Securities and Exchange Commission Information

You can also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can get copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549-0102

E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI,

is available on the SEC’s website at www.sec.gov.

Investment Company Act File No. 811-22017	Distributor Foreside Fund Services, LLC Two Portland Square, Portland, Maine 04101

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion dated October 3, 2007

[THE CNL FUNDS LOGO or CNL Fund Advisors Company Logo]

CNL GLOBAL REAL ESTATE FUND

Institutional Class Shares

PROSPECTUS

October     , 2007

Sub-advised by CB Richard Ellis Global Real Estate Securities, LLC

The CNL Funds (“The CNL Funds” or the “Trust”) is an open-end, management investment company that currently offers its shares in one separate investment portfolio, the CNL Global Real Estate Fund (“Fund”). Institutional Class shares of the Fund are offered by this Prospectus. The Fund also offers Class A shares and Class C shares, which are offered by a separate prospectus.

This prospectus contains important information about the Fund. Before you invest, please read this prospectus carefully, paying particular attention to the risks involved.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities nor determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of the Fund:

Are Not a Bank Deposit	Are Not FDIC Insured	May Lose Value

1	Risk/Return Summary

1	Investment Objective

1	Principal Investment Strategies

1	Investment Process

2	Temporary Defensive Position

2	Principal Risks

2	Who May Want to Invest

3	Fund Performance

3	Fees and Expenses

3	Shareholder Fees

3	Annual Fund Operating Expenses

3	Cost Example

3	Management

3	Adviser

3	Sub-Adviser

3	Distributor

3	Adviser’s Fee

3	Portfolio Managers of the Fund

4	Shareholder Information

4	Good Order

4	Eligible Investors for Institutional Class Shares

5	Investment Minimums

5	Purchasing Shares

6	Customer Identification and Anti-Money Laundering

6	Selling (Redeeming) Shares

Table of Contents (continued)

6	Redemption Fee

6	Signature Guarantees

7	Involuntary Redemption

7	Redemptions-In-Kind

7	Additional Redemption Information

7	How Fund Shares are Priced

7	Frequent Purchases and Redemptions of Fund Shares

8	Features of Institutional Class Shares

8	Dividends, Distributions and Taxes

8	Dividends and Distributions

8	Buying a Dividend

8	Taxes

8	Other Shareholder Information

9	Statements and Reports

9	Household Mailings

9	Electronic Delivery of Reports and Prospectus

9	Disclosure of Portfolio Holdings

9	Emergency Circumstances

9	Statement of Additional Information (SAI)

9	Financial Highlights

CNL Global Real Estate Fund

Risk/Return Summary

The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a more detailed description of the principal risks of an investment in the Fund, after this summary. Before investing, make sure the Fund’s objective matches your own.

Investment Objective

The Fund seeks to achieve a high total return through a combination of current income and capital appreciation. There are no guarantees this objective will be met.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and equity related securities issued by real estate and real estate-related companies. The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate or whose products or services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue mortgages. Such companies include real estate investment trusts (REITs) and real estate operating companies (REOCs). A REIT qualified under the U.S. tax code is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate-related loans (such as mortgages) or other interests. A U.S.-qualified REIT is not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. Real estate companies in other countries may have similar features to U.S.-qualified REITs; however the specific characteristics and regulations for non-U.S. REITs may not be identical to those of U.S.-qualified REITs.

The securities in which the Fund invests will principally include common equities, preferred equities, and convertible debt issued by real estate and real estate-related companies located primarily in North America, Europe, and Asia Pacific. It is anticipated that the Fund will initially give particular investment consideration to equity securities traded on major exchanges in the following sub-regions: United States, Canada, United Kingdom, Continental Europe, Japan, Hong Kong, Singapore, and Australia/New Zealand. The number of sub-regions may be expanded in the future. The Fund may invest up to 15% of its total assets in equity securities that are traded on the major stock exchanges located in emerging markets.

The Fund may invest in securities of small-, mid- and large-sized real estate or real estate-related companies but will generally invest in mid-cap securities (market capitalization of less than $5 billion) and small-cap securities (market capitalizations of less than $1.5 billion) as many REITs and REOCs are within these market capitalization ranges. The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. The Fund will limit the maximum hold-ing of the issued capital of any individual company to no more than 10% of the Fund’s assets.

CNL Fund Advisors Company (the “Adviser”) seeks to construct a portfolio with return and risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index Series (the Fund’s “Benchmark Index”). The Benchmark Index is designed to track the performance of listed real estate companies and REITs worldwide. The Adviser uses the Benchmark Index as a guide in structuring and designing the Fund’s portfolio, but the Fund is not an index fund.

The Fund typically maintains a portion of its assets in cash or cash equivalents in order to meet redemption requests, pay Fund expenses or satisfy other liquidity needs. These assets will typically be invested in overnight or short-term investment vehicles.

The Fund’s investment objective and principal investment strategies are “non-fundamental,” which means they may be changed with the approval of the Board of Trustees of the Trust (the “Board”) and without shareholder approval. If at any time the Board votes to reduce or eliminate the percentage requirement of its non-fundamental investment policy to invest at least 80% of the Fund’s net assets in securities issued by real estate and real estate-related companies, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.

Investment Process

The Adviser is the investment adviser for the Fund. The Adviser has retained CB Richard Ellis Global Real Estate Securities, LLC (the “Sub-Adviser”) to serve as sub-adviser for the Fund.

Adviser

The Adviser, in its capacity as investment adviser, provides a program of continuous investment management for the Fund in accordance with the Fund’s investment objective, policies and limitations as stated in this prospectus and the related Statement of Additional Information (“SAI”) and oversees the Fund’s Sub-Adviser. The Adviser monitors and evaluates the performance of the Sub-Adviser and oversees the Sub-Adviser’s compliance with the Fund’s stated investment objective, strategy, limitations and restrictions.

Sub-Adviser

The Sub-Adviser is responsible for investing the Fund’s assets according to the stated investment objective and principal investment strategies of the Fund. The Sub-Adviser uses fundamental real estate analysis and quantitative securities analysis to select investments in REITs, REOCs and other real estate and real estate-related companies that the Sub-Adviser believes are attractively valued relative to comparable real estate companies. The Sub-Adviser will seek to identify real estate and real estate-related securities that are deemed to be under-valued relative to other permissible investment opportunities. The Sub-Adviser utilizes its proprietary global allocation model, the Sub-Regional Ranking Matrix, along with its proprietary global valuation model, VISTA, to seek to determine those global sub-regions, countries and companies that the Sub-Adviser believes offer stronger relative risk-adjusted returns over the medium term.

The Sub-Adviser may consider selling or reducing the Fund’s position in a security if, among other things, it believes:

>	the reward/risk ratio of the security is unattractive; or
>	the reward/risk ratio of the security is unattractive compared to a candidate company or a more attractively valued existing holding; or
>	the long-term investment outlook for the company is unattractive relative to other investment alternatives; or
>	the company’s fundamentals have deteriorated in a material or long-term manner.

CNL Global Real Estate Fund •	1

In general, a security is sold when the Sub-Adviser believes that its relative risk-return characteristics are not attractive relative to other permissible investments over an 18- to 36-month investment horizon. The Sub-Adviser may sell a security when the investment rationale for owning the stock no longer holds, whether it is due to valuation, strategy, management changes or conflict issues, capital structure changes, or any other reason which alters the investment case. The Sub-Adviser applies the sell discipline in the context of optional availability of alternative investments and the relativity of risk-return characteristics.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Risks

Although the Fund makes every effort to achieve its investment objective, there is no guarantee that it will do so, and you could lose money by investing in the Fund. The following are the principal risks of investing in the Fund.

>

Market Risk The risk that the market value of a security may increase or decrease, sometimes rapidly and unpredictably, due to factors unrelated to the issuer. This risk may relate to the market as a whole, to a sector or an industry within a sector, or a particular issuer. This risk is common to all stocks and bonds and the mutual funds that invest in them.

>

Equity Risk The value of the equity securities held by the Fund, and thus of the Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

>

Risks of Concentrating in the Real Estate Industry The Fund invests primarily in real estate and real estate-related companies and, therefore, adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of the Fund’s portfolio. The Fund will indirectly bear a proportionate share of a REITs on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund. In addition, U.S.-qualified REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code (“IRC”) and maintaining exemption from the investment company registration requirements.

>

Small- and Mid-Size Company Securities Risk The Fund may invest in smaller and mid-size companies. Certain real estate companies have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. The securities of small- and mid-size companies may have more risks than those of larger companies. Small- and mid-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio returns. In addition, small- and mid-size company stocks typically are traded in lower volume, making them more difficult to sell. Generally, the smaller the company size, the greater the potential for the presence of volatility and liquidity risks.

>

Risks of Investing in Foreign Securities Investments in foreign (non-U.S.) securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulations as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

>

Emerging Markets Risk The Fund may invest in securities of issuers located in countries with emerging economies and/or securities markets. Numerous emerging market countries have experienced serious, and frequently continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

>

Political Risk The Fund may experience losses that are directly attributable to government actions or political events of any sort. Foreign countries may experience political or social instability or diplomatic developments that could affect investments in those countries and the value of the Fund’s investments.

Who May Want to Invest?

Consider investing in the Fund if you are:

>	seeking to add a growth component to your investment portfolio;
>	seeking some diversified investment returns related to non-U.S. real estate and real estate-related securities; or
>	seeking potentially higher long-term returns and are willing to accept the risks of investing in global real estate and real estate-related securities.

This Fund will not be appropriate for anyone:

>	pursuing a short-term goal or investing emergency reserves; or

2	• CNL Global Real Estate Fund

>	seeking safety of principal.

Additional information about the Fund’s investment strategies, limitations and risks is described in the Fund’s SAI. The back cover of this prospectus explains how you can obtain a copy of the SAI.

Fund Performance

No performance information is provided because the Fund had not begun investment operations as of the date of this prospectus. Performance information will be available after the Fund has been in operation for one full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy, sell or hold Institutional shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee[1]	1.00%
Maximum Account Fee	None

Annual Fund Operating Expenses (deducted from the Fund’s assets)	Institutional Class
Management Fee	1.00%
Distribution (12b-1) Fees	None
Other Expenses[2]	0.73%

Total Annual Fund Operating Expenses	1.73%
Waivers/Reimbursements[3]	0.18%

Net Annual Fund Operating Expenses	1.55%

1	A redemption fee is charged to shares redeemed within 75 calendar days of purchase. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the “Shareholder Information — Redemption Fee” section in this prospectus.
2	Other Expenses are estimated amounts for the first 12 months of operations and include operating expenses other than the management fee. Other Expenses also include Acquired Fund Fees and Expenses (“AFFE”). AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund invests, including money market funds and exchange traded funds (ETFs). For the Fund, AFFE were estimated to be less than 0.01% for the current fiscal year ending December 31, 2007.
3	The Adviser has contractually agreed to waive its fee and/or reimburse Institutional Class share Fund expenses to the extent that the total annual operating expenses of the class exceed 1.55% (“Expense Limit”) through July 31, 2008. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser under the expense limitation agreement subject to the following conditions: if the estimated Institutional Class share Fund expenses for the fiscal year are less than the corresponding Expense Limit for that year, subject to approval by the Board, the Adviser is entitled to reimbursement by the Fund, in whole or in part, of the advisory fees waived or reduced and other payments remitted by the Adviser to the Fund. The total amount of reimbursement to which the Adviser may be entitled (the “Reimbursement Amount”) is equal to the sum of all advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) fiscal years, less any reimbursement previously paid by the Fund to the Adviser with respect to such waivers, reductions, and payments. The Reimbursement Amount does not include any additional charges or fees whatsoever, including, e.g., interest accruable on the Reimbursement Amount. The Sub-Adviser has contractually agreed to reduce its sub-advisory fee by an amount equal to 50% of the fees waived or expenses reimbursed by the Adviser in the event the total annual operating expenses exceed the Expense Limit, and the Sub-Adviser will be repaid upon repayment to the Adviser by the Fund.

Cost Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remain the same as shown above and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$158	$527

The above example should not be considered a representation of past or future expenses or performance. Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

Management

The business of the Trust and the Fund is managed under the oversight of the Board. The Board oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the SAI.

Adviser

CNL Fund Advisors Company is the Fund’s investment manager. The Adviser has no prior experience operating a mutual fund, but affiliates of the Adviser have extensive experience in the real estate investment management industry. The Adviser is an indirect wholly owned subsidiary of CNL Financial Group, Inc. (“CNL”), one of the largest privately held real estate investment and development companies in the United States. Founded in 1973 by James M. Seneff, Jr., CNL has more than a 30-year track record of growth through all market cycles. CNL has formed or acquired companies with over $20 billion in combined assets as of March 31, 2007, representing over 4,900 properties across North America including hotel, retail, restaurant, seniors housing and lifestyle properties. The Adviser is located at 450 South Orange Avenue, Orlando, FL 32801.

Sub-Adviser

The Sub-Adviser is a subsidiary of CB Richard Ellis Investors, LLC, a global real estate investment management firm with over $33 billion in assets under management as of June 30, 2007. CB Richard Ellis Investors, LLC is a wholly-owned subsidiary of CB Richard Ellis Group, Inc., the world’s largest commercial real estate services firm (in terms of 2006 revenues). The Sub-Adviser is focused on managing exchange-listed global real estate securities portfolios on behalf of investors. The Sub-Adviser has dedicated real estate securities investment management offices located in Baltimore, London, Sydney, and Tokyo. The Sub-Adviser’s principals have an average of fourteen years of investment experience related to the investment management of listed domestic and global real estate securities portfolios. The Sub-Adviser was formed in 2004 and had approximately $1.7 billion of assets under management as of August 31, 2007. The Sub-Adviser’s principal business location is 250 West Pratt Street, Baltimore, Maryland 21201.

Distributor

Foreside Fund Services, LLC (“Foreside”) is the Fund’s distributor and principal underwriter. Foreside is located at Two Portland Square, Portland, Maine 04101.

Adviser’s Fee

The Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser pays the Sub-Adviser 50% of its advisory fee. Details on the Sub-Adviser’s fee are included in the SAI. A discussion summarizing the basis on which the Board approved a) the investment advisory agreement between the Trust and the Adviser and b) the sub-advisory agreement between the Trust, the Adviser and the Sub-Adviser, with respect to the Fund will be included in the Fund’s first semi-annual report.

Portfolio Managers of the Fund

Mr. Jeremy Anagnos, Mr. Steve Carroll, and Mr. William Morrill serve as the Fund’s portfolio managers and share responsibilities for the day-to-day management of the Fund’s investment portfolio. Mr. Anagnos, Mr. Carroll, and Mr. Morrill have 44 years of combined experience with investment management firms specializing in domestic and global real estate securities, and 34 years of combined experience serving in

CNL Global Real Estate Fund •	3

the capacity as portfolio managers of listed U.S. domestic and global real estate securities accounts and they are responsible for managing the Sub-Adviser’s Global REIT Team.

Jeremy Anagnos, has served as portfolio manager of the Fund since the Fund’s inception. Mr. Anagnos has served as Co-Chief Investment Officer and Managing Director of the Sub-Adviser since 2004. Prior to that, Mr. Anagnos was the Head of Real Estate Equities Research at Deutsche Bank in London from 2000-2004 and was an Assistant Portfolio Manager working with Mr. Carroll in Europe and a REIT Analyst in the U.S. at LaSalle Investment Management (Securities) (“La Salle”) from 1997 through 2000. Mr. Anagnos has a degree in Finance from Boston College and a Chartered Financial Analyst designation. Mr. Anagnos is primarily responsible for the investment management activities and securities selection of companies located in Europe. Mr. Anagnos has 9 years experience within the field of real estate securities investment management and 4 years as a portfolio manager of listed real estate securities accounts.

Steve Carroll, has served as portfolio manager of the Fund since the Fund’s inception. Mr. Carroll has served as Co-Chief Investment Officer and Managing Director of the Sub-Adviser since 2004. Prior to that, Mr. Carroll was employed by LaSalle from 1994 through 2004 and served as LaSalle’s Global Portfolio Manager, Regional Portfolio Manager-Europe, and Senior Analyst-U.S. Mr. Carroll is a Certified Public Accountant licensed in the State of California. He graduated from the University of California, Los Angeles with a B.A. degree in Economics and he currently serves on the North American Index Committee for the FTSE EPRA/NAREIT Property Securities Index. He is also a member of NAREIT (National Association of Real Estate Investment Trusts). Mr. Carroll is primarily responsible for the investment management activities and securities selection of companies located in Asia Pacific. Mr. Carroll has 13 years experience within the field of real estate securities investment management and 8 years as a portfolio manager of listed real estate securities accounts.

William Morrill, has served as portfolio manager of the Fund since the Fund’s inception. Mr. Morrill has served as Managing Director of the Sub-Adviser and Chairman of the Sub-Adviser’s Global Securities Advisory Committee since late 2006. Between 2004 and 2006, Mr. Morrill served as portfolio manager to Brown Investment Advisory & Trust Company. Prior to joining Brown in 2003, Mr. Morrill was a Managing Director and Chief Executive Officer of LaSalle since 1995 and the head of the real estate securities operations of its predecessor company since 1985. Mr. Morrill has a B.A. from Johns Hopkins University and a Masters of Business Administration from Harvard Business School. Mr. Morrill is primarily responsible for the investment management activities and securities selection of companies located in North America. Mr. Morrill has 35 years experience within the field of real estate securities investment management and 22 years as a portfolio manager of listed real estate securities accounts.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Shareholder Information

This section explains how Fund shares are priced, how to buy and sell shares, the different types of accounts you can establish with the Fund, the services and features you can establish on your account, and account fees and policies that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

Good Order

As discussed in detail below in connection with requests to purchase and redeem Fund shares, the phrase good order means that the request must include:

>

An instruction specifying the number of shares or dollar amounts to be purchased or redeemed, signed by all registered owners of the shares in the exact names in which they are registered or, with respect to orders placed by a Service Agent (defined below), transmitted through the FUND/Serv system of the National Securities Clearing Corp. (NSCC) or by other means acceptable to the Fund or its transfer agent;

>	A signature guarantee under the circumstances described in “Signature Guarantees” below;
>	Any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, pension and profit sharing plans and other organizations; and
>	Payment for shares that are being purchased.

See also “Customer Identification and Anti-Money Laundering” below.

Eligible Investors for Institutional Class Shares

Institutional Class shares are only offered, subject to the minimum initial purchase requirements stated below, to the following groups of investors (referred to herein as “Eligible Investors”):

>

a bank, trust company, insurance company or similar financial institution investing for its own account or for the account of its bank-trust-insurance company customers for whom such financial institution is exercising investment discretion or acts as agent in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

>

registered advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services;

>	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs;
>

retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts (IRA) from such plans;

>	qualified pension and profit sharing plans;
>	endowment funds, educational, religious or charitable foundations and corporations;

4	• CNL Global Real Estate Fund

>	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor; and
>	such other institutional investors and financial intermediaries that qualify for the minimum purchase amount and are approved by the Advisor.

Institutional Class Investment Minimums

Minimums	Regular Account	Retirement Plan Account

To Open an Account	$500,000	$500,000

To Add to an Account	$100,000	$100,000

Eligible Investors may purchase and redeem Institutional Class shares of the Fund through certain financial institutions that have entered into a dealer agreement with the Distributor or a shareholder servicing arrangement with the Trust. Eligible Investors may also purchase and redeem Institutional Class shares of the Fund directly through the Trust’s transfer agent. The following sections describe both types of accounts.

The Trust reserves the right to change these minimum investment requirements.

Accounts Held Through Service Agents

Shares of the Fund may be purchased through a broker-dealer, bank or other financial intermediary or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans which have established shareholder servicing relationships with the Fund on behalf of their customers (collectively, “Service Agents”). Accounts opened through Service Agents may be subject to different investment minimums for initial and subsequent purchases.

>

Service Agents may impose additional or different conditions on purchases or redemptions of Fund shares and may charge transaction or other account fees. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Your Service Agent can provide you with more information about these fees.

>

Certain Service Agents may enter into agreements with the Trust or its agents that permit them to confirm orders for their customers by phone with payment to follow in accordance with the procedures of the Fund’s transfer agent. If the transfer agent does not receive payment, the transaction may be cancelled and the Service Agent could be held liable for resulting fees or losses.

>

Once you have established an account through a Service Agent, any subsequent transactions or inquiries with respect to the account must be made through such Service Agent unless you establish a separate account directly with the transfer agent. See “Direct Accounts” below.

>

Service Agents may receive compensation from the Fund for providing administrative and shareholder recordkeeping services as well as compensation from the Adviser or other Fund affiliate for providing distribution support or other services. The amounts of this compensation may be based on the total number of a firm’s customers or the total assets of such firms’ customers invested in the Fund. If the total amount paid to your Service Agent by the Fund and its agents is higher than the amount the Service Agent receives from other mutual fund companies or sponsors of other financial products, your Service Agent may have an incentive to recommend the Fund over such other funds or financial products. Please speak with your financial adviser at your Service Agent to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund and/or its agents and by sponsors of other mutual funds and financial products he or she may recommend to you. You should also review disclosures made by your financial adviser at the time of purchase.

Direct Accounts

Eligible Investors may also purchase Institutional Class shares of the Fund directly through the Fund’s transfer agent (“Direct Accounts”). In order to establish a direct account, eligible investors must provide a) a valid social security number or U.S. taxpayer identification number and b) a U.S. address, including U.S. territories.

Purchasing Shares

>

Your purchase request will be processed at the net asset value per share (“NAV”) next calculated after your order is received in good order (as defined in “Shareholder Information — Good Order” above) by the transfer agent. In other words, purchase orders received before the close of the regular trading session of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) will be invested at the NAV calculated after the NYSE closes on that day; purchase orders received after the close of the NYSE will be executed at the NAV computed on the next day the NYSE is open.

>

If you purchase shares through a Service Agent, the Service Agent must receive your order before the close of the regular trading session of the NYSE and promptly transmit the order to the transfer agent for your purchase order to be effective on the day you place your order. The Service Agent is responsible for promptly transmitting purchase orders to the Fund in good order so that you may receive the same day’s NAV.

>	Purchases must be in U.S. dollars.
>	You may pay for shares of the Fund by check or by wire transfer.
>

The Fund does not accept cash, credit cards, money orders, starter checks, third-party checks, travelers’ checks, checks drawn on banks outside the U.S., or other checks deemed to be high risk by the transfer agent.

Purchasing Shares by Mail through Direct Accounts

Complete and sign an Institutional Class Account Application and mail it with a check made payable to “The CNL Funds” to the following address:

The CNL Funds

c/o Boston Financial Data Services, Inc.

P.O. Box 8044

Boston, MA 02266-8044

Or via overnight mail:

The CNL Funds

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

You can obtain an Institutional Class Account Application, IRA kit (if applicable), along with the prospectus by calling 1-888-890-8934 or visiting the Fund’s website at www.thecnlfunds.com.

Purchasing Shares by Wire through Direct Accounts

You may also purchase Institutional Class shares of the Fund by wiring money from your bank account to your Fund account. Call the transfer agent at 1-888-890-8934 to receive wiring instructions.

CNL Global Real Estate Fund •	5

Customer Identification and Anti-Money Laundering

To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act of 2001 (the “PATRIOT Act”) and federal regulations require financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens a new account, and to determine, among other things, whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations. Accordingly, the following information is required to open an account, whether directly with the Fund or through a Service Agent:

>	Name;
>	Date of birth;
>	Permanent street address (a mailing address containing a P.O. Box will not be accepted for purposes of opening an account); and
>	Social Security number, taxpayer identification number, or other identifying number.

Opening an Account

When you open an account in order to comply with the PATRIOT Act, the transfer agent will verify certain information on your Account Application. As requested on the Account Application, be sure to provide the information listed above. You may be asked to provide certain other documentation (such as a driver’s license or a passport) in order to verify your identity. Additional information may be required to open accounts for corporations and other non-natural persons.

If you do not supply the necessary information, the transfer agent may not be able to open your account. Please contact the transfer agent if you need additional assistance when completing your Account Application. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

A Service Agent is also required to comply with the Patriot Act when opening an account. The Service Agent will follow its own anti-money laundering and customer identification procedures when opening an account.

The ability of the Trust or its agents to verify customer identification through omnibus accounts is limited, and there is no guarantee that the Trust or its agents will be able to identify shareholders who may be engaging in money laundering activities through omnibus accounts or to curtail such activities.

Selling (Redeeming) Shares

>	You may redeem all or a portion of your Fund shares on any day the Fund calculates its share price, as described in “How Fund Shares are Priced” below.
>

Your redemption request will be processed at the NAV next calculated after the transfer agent receives all required documents in good order (as defined in “Shareholder Information — Good Order” above).

>

If you place a redemption order through a Service Agent, the Service Agent must receive your order before the close of the regular trading session of the NYSE and promptly transmit the order to the Fund’s transfer agent for your redemption order to be effective on the day you place your order. The Service Agent is responsible for promptly transmitting redemption orders to the Fund in good order so that you may receive the same day’s NAV.

Redemption Fee

>

The Fund will charge a redemption fee of 1.00% of the total redemption amount if you sell your shares after holding them for less than 75 calendar days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs of the Fund associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder, redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

Selling Shares by Mail through Direct Accounts

To sell shares from a direct account by mail, send requests to sell shares directly to the transfer agent at the address referenced above under “Purchasing Shares by Mail through Direct Accounts.” Redemption requests made by fax are not acceptable. Your redemption request will be processed at the Fund’s NAV next calculated after the transfer agent receives all required documents in good order.

Selling Shares by Telephone through Direct Accounts

To sell shares from a direct account by telephone you must:

>	Pre-establish the telephone redemption privilege and wiring instructions (if applicable) by completing the appropriate section of the Account Application; and
>	Call the transfer agent at 1-888-890-8934 by the close of the regular trading session of the NYSE (normally 4:00 PM Eastern time).

The transfer agent will employ reasonable procedures to confirm that instructions received by telephone are valid. The Fund and the transfer agent will not be responsible for any losses resulting from unauthorized transactions when procedures reasonably designed to verify the identity of the caller are followed. Please note that the telephone redemption privilege is not available for IRA accounts.

Signature Guarantees

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A signature guarantee is required if any of the following is applicable:

>	You request a redemption that exceeds $100,000.
>	You would like a check made payable to anyone other than the shareholder(s) of record.
>	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
>	You would like a check mailed to an address other than the address of record.
>	Establishing certain services after the account is opened.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds. See “Emergency Circumstances” below.

Signature guarantees can be obtained from most domestic banks, credit unions or savings associations, or from broker-dealers, national securities exchanges, registered securities exchanges, registered securities associations, clearing agencies,

6	• CNL Global Real Estate Fund

or other financial institutions that participate in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions who do not participate in a Medallion program will not be accepted.

Notary publics cannot provide signature guarantees.

Involuntary Redemption

The Fund reserves the right to redeem the shares held in any account if the account balance falls below the minimum initial investment requirement. Your account will not be closed if the drop below the minimum initial investment requirement is due to share price fluctuations except that if your account balance drops below $1,000, the Fund reserves the right to redeem the shares held in the account. You will be given at least 60 days’ written notice before involuntary redemptions are made. You may purchase shares to bring your account balance above the minimum during the 60-day grace period.

Redemptions-In-Kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of calculating the Fund’s NAV. If a payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

Additional Redemption Information

Payment for redeemed shares will normally be made on the next business day after redemption, but no later than seven days after the transaction. However, redemption proceeds for shares newly purchased with a check may be delayed up to fifteen days after the purchase of the shares, pending verification that your check has cleared. Please note that the Fund seeks to prohibit short-term trading, as described under “Frequent Purchases and Redemptions of Fund Shares” below, and if you redeem newly purchased shares, the Fund reserves the right to reject any further purchase orders from you.

The transfer agent will wire redemption proceeds only to a pre-established bank account. During periods of significant economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the transfer agent by telephone at 1-888-890-8934, the redemption request may be delivered to the transfer agent at the address referenced above under “Purchasing Shares by Mail through Direct Accounts.”

How Fund Shares are Priced

>

The Fund’s share price, or NAV, changes daily. The price of shares you wish to purchase or redeem will be determined the next time the Fund’s share price is calculated after the transfer agent receives your request in good order (as defined in “Shareholder Information — Good Order” above).

>	The Fund’s share price is calculated by dividing the value of all securities and other assets owned by the Fund, less the liabilities of the Fund, by the number of Fund shares outstanding.
>	The Fund’s share price is calculated for Institutional Class shares as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) every day the NYSE is open.
>

The Fund’s share price will not be calculated on holidays the NYSE observes, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NYSE holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving and Christmas.

>

The Fund’s investments are primarily valued using market quotations. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Adviser’s Pricing Committee. Short-term instruments maturing within 60 days are valued at either original cost or amortized cost, both of which approximate current market value.

>

In general, the market quotations used to price the Fund’s equity investments are based on the last quoted sale price from the exchange or market on which the investment is principally traded, up to the time of valuation, except for securities trading on the NASDAQ National Market or the NASDAQ SmallCap Market, the value is the NASDAQ Official Closing Price (“NOCP”), unless the NOCP is not available, in which case the value is the Consolidated Closing Price (“CCP”) reported by NASDAQ.

>

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. The Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the Fund’s portfolio may change on days when shareholders will not be able to buy or redeem shares.

>

If market prices are not readily available for any securities in which the Fund has invested, those securities will be valued at fair value by or under the supervision of the Fund’s Board and in accordance with Board-approved Pricing Policies and Procedures. These circumstances include, among others, the lack of available quotations for restricted or illiquid securities; trading halts in securities; and the Adviser Pricing Committee determination that a significant event has occurred after the close of a security’s primary exchange or market (for example, a foreign exchange or market), but before the time the Fund’s share price is calculated, which will have a material effect on the value of the security.

>

The Fund’s investments in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, the Fund’s investments in foreign securities are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

>	Despite the Fund’s best efforts, there is an inherent risk that the fair value price of an investment may be higher or lower than the price the Fund would have received if it had sold the investment.

See the SAI for more detailed information.

Frequent Purchases and Redemptions of Fund Shares

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. Short-term trading (“market timing”) involves redeeming Fund shares shortly after purchasing them or frequent purchases and redemptions of Fund shares, both of which may harm long-term shareholders of the Fund by diluting the value of Fund shares held by long-term shareholders, interfering in the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Accordingly, the Fund’s Board has adopted a policy pursuant to which the Fund seeks to prohibit market timing. The Fund or its agents may reject, without any prior notice, any

CNL Global Real Estate Fund •	7

purchase orders by any investor or group of investors, including purchase orders that the Fund or its agents believe are attributable to market timers or are otherwise excessive or potentially disruptive to the Fund. Orders placed by investors in violation of the excessive trading policies may be revoked or cancelled, without prior notice, by the Fund on the next business day after receipt of the order. Transactions placed by shareholders through omnibus accounts held by Service Agents or other financial intermediaries may be rejected, without prior notice, in whole or in part by the Fund.

Steps that the Fund has taken to seek to identify and discourage frequent trading include periodically reviewing individual shareholder trading activity to identify shareholders who are making excessive transactions or otherwise trading inappropriately. The Trust or its agent has entered or will enter into an agreement with certain Service Agents, pursuant to which the Service Agent is obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity. These agreements will aid the Trust and its agents in monitoring the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by Service Agents. However, due to the complexity and subjectivity involved in identifying market timing or excessive trading activity, the variety of strategies to avoid detection, and the volume of Fund shareholder transactions, there can be no guarantee that the Fund will be able to identify and restrict shareholders engaged in such activity.

In addition to trade monitoring, the redemption fee is another means by which the Trust attempts to discourage frequent trading. The Trust cannot directly monitor redemption fees that are applied to trades placed through omnibus accounts and, in these circumstances, must rely on the Service Agents to properly apply the redemption fee. The redemption fee may not apply on certain types of accounts to which the application of the redemption fee is not technologically feasible.

Features of Institutional Share Class

The following is a summary of the features of Institutional Class shares of the Fund:

>	Eligible for purchase only by certain institutions. See “Eligible Investors for Institutional Class Shares.”
>	No initial or deferred sales charges
>	No Rule 12b-1 distribution/service fee

Dividends, Distributions and Taxes

In addition to any increase in the value of shares that the Fund may achieve, you may receive dividends and capital gain distributions from the Fund.

Dividends and Distributions

The Fund declares distributions from net investment income at least quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions of the Fund are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Buying a Dividend

Purchasing shares of the Fund shortly before it makes dividends or capital gain distributions will have the effect of reducing the share price by the amount of the distribution. This is sometimes referred to as “buying a dividend” because although the distribution is in effect a return of a portion of the purchase price, it is taxable.

Unless you are investing in a tax-deferred account such as an IRA, you may want to consider waiting to invest until after the Fund makes a distribution.

Taxes

Dividends paid from the Fund’s net investment income and net short-term capital gains generally will be taxable as ordinary income, whether paid in cash or reinvested as additional shares. A portion of the dividends paid from the net investment income of the Fund may constitute “qualified dividends” eligible for the maximum federal income tax rate of 15%. The Fund will inform shareholders of any portion of its dividends that constitutes “qualified dividends.”

Distributions paid from the Fund’s long-term capital gains and designated as capital gain distributions generally are taxable as long-term capital gains, regardless of the length of time you held your shares.

Gain or loss upon the sale of the Fund’s shares will be treated as a capital gain or loss, provided that (as is usually the case) the shares represented a capital asset of the shareholder. The gain or loss will be considered long-term if you have held the shares for more than one year. The gain or loss on shares held for one year or less will be considered short-term and taxed at the same rates as ordinary income.

You will be sent Form 1099-DIV after the end of the Fund’s fiscal year, which will include information about the tax status of any dividend and capital gain distributions made to you during the previous year. This information will also be reported to the Internal Revenue Service.

As the Fund invests in foreign securities, it may be required to pay withholding and other taxes imposed by foreign countries. If more than 50% of the Fund’s assets are invested in foreign securities at the end of any fiscal year, the Fund may elect to pass through to you for foreign tax credit purposes the amount of foreign income taxes that the Fund paid.

Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment. Such shareholders should refer to the SAI for a more detailed tax discussion.

This prospectus gives only general tax information. Refer to the SAI for additional tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

Other Shareholder Information

Social Security Number/Taxpayer Identification Number

The Fund is required to withhold and remit to the U.S. Treasury a percentage of dividend payments, capital gain distributions, and redemption proceeds at a rate set forth in applicable IRS rules and regulations for certain shareholders who have not certified that the Social Security number or taxpayer identification number (“TIN”) they have supplied is correct and that they are not subject to backup withholding because of previous underreporting to the IRS. This backup withholding requirement generally does not apply to shareholders that are corporations or certain tax-exempt organizations.

8	• CNL Global Real Estate Fund

To avoid backup withholding you must certify on the Account Application that your Social Security number or TIN is correct and that you are not subject to backup withholding.

Statements and Reports

The Service Agent or Transfer Agent sends confirmation statements after each transaction affecting your share balance and/or account registration. An annual statement is sent detailing any dividends or distributions.

Household Mailings

To reduce Fund expenses, the Fund attempts to identify related shareholders within a household and to send only one copy of a shareholder report or prospectus per household. You can call the Fund at 1-888-890-8934 or visit the Fund’s website at www.thecnlfunds.com if you would like an additional free copy of a Fund shareholder report or prospectus.

If you do not want the mailing of shareholder reports and prospectuses combined with other members in your household, contact the Fund at 1-888-890-8934. Your request will become effective within 30 days.

Electronic Delivery of Reports and Prospectus

If you purchased Fund shares through a brokerage firm or a financial institution, electronic delivery of the Fund’s shareholder reports and prospectus may be available. Go to www.icsdelivery.com and from the main page you can locate a list of brokers and financial institutions. If your broker or financial institution is not listed, electronic delivery may not be available. At any time, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial institution.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to disclosure of its portfolio holdings is available in the SAI.

Emergency Circumstances

The Fund may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. It may be difficult to reach the Fund by telephone during periods of substantial economic or market change or in emergency situations. Under these circumstances, you may wish to consider placing direct purchase or redemption orders for shares by mail or overnight express delivery. The Fund can suspend redemptions and/or delay payments of redemption proceeds when the New York Stock Exchange is closed due to financial conditions or during emergency circumstances, as determined by the SEC.

Statement of Additional Information (SAI)

The Fund’s SAI has been filed with the SEC and is incorporated in this prospectus by reference, which means it is legally considered part of this prospectus. It contains more details on all aspects of the Fund. You may request a copy of the SAI, free of charge, by calling Shareholder Services at 1-888-890-8934. The SAI is also available on the Fund’s website at www.thecnlfunds.com .

Financial Highlights

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this prospectus.

CNL Global Real Estate Fund •	9

SHAREHOLDER PRIVACY NOTICE

The CNL Funds (the “Trust”) collects nonpublic personal information about its shareholders in the ordinary course of establishing and servicing their accounts. Nonpublic personal information means personally identifiable financial information that is not publicly available and any list, description, or other grouping of shareholders that is derived using such information. For example, it includes your address, social security number, account balance, income, investment activity, and bank account information. The Trust collects this information from the following sources:

•	Information received from you on applications or other forms; and

•	Information about your transactions with others, such as your financial adviser and other such intermediaries.

The Trust does not disclose nonpublic personal information about you or your account(s) to anyone unless one of the following conditions is met:

•	The Trust receives your prior written consent;

•	The Trust believes the recipient is your authorized representative;

•	The Trust is permitted by law to disclose the information to the recipient in order to service your account(s); or

•	The Trust is required by law to disclose information to the recipient.

If you decide to close your account(s), the Trust will continue to adhere to the privacy policies and practices as described in this notice.

If you invest in the Trust through a financial intermediary, such as a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will also govern how your nonpublic personal information will be shared with other parties.

The Trust will restrict access to your personal and account information to those employees who need to know that information to service your account(s). The Trust maintains physical, electronic, and procedural safeguards to protect your nonpublic personal information.

NOT A PART OF THE PROSPECTUS

CNL GLOBAL REAL ESTATE FUND

For More Information

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Annual and semi-annual reports will be available after the Fund has completed the applicable fiscal period.

Statement of Additional Information

The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this prospectus.

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

The CNL Funds

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

1-888-890-8934

The Fund’s prospectus, SAI and annual/semi-annual reports are also available without charge on the Trust’s website at www.thecnlfunds.com.

For questions about investment management of the Fund contact:

CNL Fund Advisors Company

450 South Orange Avenue

Orlando, FL 32801

1-800-522-3863

Securities and Exchange Commission Information

You can also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can get copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549-0102

E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI,

is available on the SEC’s website at www.sec.gov.

Investment Company Act File No. 811-22017	Distributor Foreside Fund Services, LLC Two Portland Square, Portland, Maine 04101

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion dated October 3, 2007

The CNL Funds

CNL Global Real Estate Fund

STATEMENT OF ADDITIONAL INFORMATION

October         , 2007

This Statement of Additional Information (“SAI”) supplements the Prospectus dated October         , 2007, as may be amended from time to time, offering Class A shares and Class C shares of the CNL Global Real Estate Fund (the “Fund”) and the Prospectus dated October         , 2007, as may be amended from time to time, offering Institutional Class shares of the Fund. The Fund is a series portfolio of The CNL Funds. This SAI is not a prospectus and should only be read in conjunction with the Fund’s prospectuses (each a “Prospectus” and together the “Prospectuses”). You may obtain a Prospectus without charge by calling (888) 890-8934 or by visiting the Fund’s website at www.thecnlfunds.com.

No Annual or Semi-Annual reports are currently available to shareholders of the Fund. Annual and Semi-Annual reports will be available after the Fund has completed the applicable fiscal period.

Glossary

As used in this SAI, the following terms have the meanings listed below. All other terms have the meaning given to them in the text.

“Accountant” means State Street.

“Administrator” means State Street.

“Adviser” means CNL Fund Advisors Company.

“Board” means the Board of Trustees of the Trust.

“CFTC” means Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Custodian” means State Street.

“Distributor” means Foreside Fund Services, LLC (“Foreside”)

“FCS” means Foreside Compliance Services, LLC.

“Fund” means CNL Global Real Estate Fund.

“Independent Trustee” means a Trustee that is not an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“State Street” means State Street Bank and Trust Company.

“Sub-Adviser” means CB Richard Ellis Global Real Estate Securities, LLC.

“Transfer Agent” means Boston Financial Data Services, Inc.

“Trust” means The CNL Funds.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1940 Act Laws, Interpretations and Exemptions” means the 1940 Act, the rules promulgated thereunder, SEC interpretations and any exemptive orders on which the Trust or the Fund may rely.

1. Investment Policies and Risks

The Fund is a series portfolio of the Trust. This section discusses in greater detail than the Fund’s Prospectus certain investments that the Fund can make.

A.	Equity Securities

1.	Common and Preferred Stock

General. The Fund may invest in the common stock of companies located both inside and outside the United States. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.	Real Estate Securities

General. The Fund invests primarily in securities issued by real estate and real estate-related companies (as defined in the prospectus), including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”) and, therefore, adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A U.S.-qualified REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate and real estate-related companies, except that the Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of securities issued by real estate or real estate-related companies.

Risks. The Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in

REITs may subject Fund shareholders to duplicate management and administrative fees. In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

In addition, U.S.-qualified Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act.

In addition, foreign REITs could possibly fail to qualify for the beneficial tax treatments available to foreign REITs.

3.	Convertible Securities

General. The Fund may invest in convertible securities. The Fund may also invest in U.S. or foreign securities convertible into common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption or conversion at the option of the issuer after a particular date and under certain circumstances (including a specified price) established in the convertible security’s governing instrument. If a convertible security is called for redemption or conversion, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Security Ratings Information. The Fund’s investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund does not have any rating criteria applicable to their investments in any securities, convertible or otherwise.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Sub-Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Sub-Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. However, securities that are convertible at the option of the issuer generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. Convertible securities may be issued by smaller capitalized companies whose stock price may be volatile as well as by large public companies in private securities offerings pursuant to Rule 144A under the 1933 Act. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

4.	Warrants

General. The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

5.	Depositary Receipts

General. The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other similar instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in the European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of the Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.	Foreign Securities

The Fund will invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets. The Fund may invest up to 15% of its total assets in securities of real estate or real estate-related companies that are traded on the major stock exchanges in emerging markets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C.	Options and Futures

1.	General

The Fund may purchase or write (sell) put and call options, futures and options on futures to: (1) enhance the Fund’s performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Specifically, the Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Fund does not have any intention of investing in options or futures for purposes other than hedging. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets (“Segregated Assets”) in a segregated account with that Fund’s Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund intends to file a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.

2.	Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

Options on Foreign Currency. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.	Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser’s or Sub-Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s return.

D.	Illiquid and Restricted Securities

1.	General

The Fund may invest in illiquid and restricted securities, subject to the limitations described below in the “Investment Limitations – Non-Fundamental Limitations – Illiquid Securities” section. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) subject to certain exceptions, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”).

2.	Risks

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.	Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser, in consultation with the Sub-Adviser, determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Adviser relies on the input of the Sub-Adviser in making these determinations.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

E.	Investment Company Securities

1.	Open-End and Closed-End Investment Companies

General. The Fund may invest in shares of closed-end investment companies that invest in real estate or real estate-related companies. In order to manage its cash position, the Fund may also invest in shares of other open-end and closed-end investment companies and unit investment trusts that invest in U.S. Government Securities or other money market instruments. The Fund may invest in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the securities of issuers located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Foreign Securities Risks” above.

Exchange-Traded Funds. The Fund may purchase shares of exchange-traded funds (“ETFs”). The Fund’s purchases of shares of an ETF are subject to the same limitations as investments in other types of investment companies, as described in this SAI.

ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market of other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Investments in ETFs involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Finally there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF to replicate a particular index or basket will replicate (i) such index or basket, or (ii) a commodity or currency will replicate the prices of such commodity or currency.

F.	Fixed Income Securities

1.	U.S. Government Securities

The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

2.	Other Fixed Income Securities

The Fund many invest in short-term money market instruments issued in the United States or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

The Fund may also invest in other investment grade fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

3.	Risks

General. Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Finally, the issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. Duration is a measurement of how long, in years, it takes for the price of a bond to be repaid by its internal cash flows. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity. In addition, issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Credit Risk. The financial condition of an issuer of a security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall. To limit credit risk, the Fund limits its fixed income investments to short-term money market securities, including commercial paper rated in the highest short-term rating category, and other high quality (rated in the two highest ratings categories by an NRSRO) fixed income securities.

The Sub-Adviser may use NRSRO ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer’s current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund’s lowest permissible rating category if the Sub-Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Foreign Securities Risks. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Foreign Securities” above.

G.	Foreign Currencies Transactions

General. Investments in foreign companies will usually involve currencies of foreign countries. The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a cash basis at the rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered “derivatives,” financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

The Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s investment securities or other assets denominated in that currency.

Risks. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser and/or Sub-Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible.

Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

H.	Leverage Transactions

1.	General

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

Borrowing. The Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing or enter into reverse repurchase agreements. Purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund’s assets in reverse repurchase agreements will increase the volatility of the Fund’s NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

Securities Lending and Repurchase Agreements. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans will generally permit the Fund to reacquire loaned securities within a normal settlement period for the security involved or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

When-Issued Securities and Forward Commitments. The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions.

2.	Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Segregated Accounts. In order to attempt to reduce the risks involved in certain transactions involving leverage, the Fund’s Custodian will segregate cash and liquid securities with a value at least equal to the Fund’s commitments under these transactions. Segregated assets will be marked to market daily.

I.	Temporary Defensive Position

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Sub-Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

2. Investment Limitations

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A non-fundamental policy of the Fund may be changed by the Board without shareholder approval.

A.	Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without affirmative shareholder approval as described above. The Fund may not:

1.	Borrowing Money

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

2.	Concentration

Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund will invest at least 25% of the value of its total assets in securities issued by real estate and real estate-related companies (in which the Fund intends to concentrate). For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

3.	Diversification

With respect to 75% of its assets, purchase securities of any issuer (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund’s total assets would be invested in the securities of a that issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a that issuer.

4.	Underwriting Activities

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

5.	Making Loans

Make loans to other parties, except as permitted by the 1940 Act Laws, Interpretations and Exemptions. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6.	Purchases and Sales of Real Estate

Purchase or sell real estate, except that the Fund may invest in (i) securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (ii) securities of issues that deal in real estate or are engaged in the real estate business, including real estate investment trusts. The Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities.

7.	Purchases and Sales of Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.	Issuance of Senior Securities

Issue senior securities except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

B.	Non-Fundamental Limitations

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1.	Securities of Investment Companies

Invest in the securities of any investment company except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

2.	Short Sales

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.	Purchases on Margin

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.	Exercising Control of Issuers

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.	Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3. Management

A.	Trustees and Officers of the Trust

The Board of Trustees is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for shareholders. The following tables give information about each Board member (“Trustee”) and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is 450 South Orange Avenue, Orlando, FL 32801, unless otherwise indicated.

Name, Address and Age	Position(s) Held with Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held
Interested Trustee:

Robert A. Bourne, Age: 60	Chairman of the Board and Trustee	Vice Chairman, CNL Financial Group, Inc. (real estate and development company). Mr. Bourne also serves and has served as a director and an officer for various affiliates of CNL Financial Group, Inc. including CNL Fund Advisors Company	1	Director, CNL Financial Group, Inc.; Director, CNLBank; Director, CNL Income Properties, Inc.
Independent Trustees:

G. Richard Hostetter Age:67	Trustee	Principal, Century Capital Markets, LLC (financial services consultant) from 1999-present; Manager, Strategic Redevelopment Initiatives, LLC from 2005-present	1	None

Name, Address and Age	Position(s) Held with Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held

James H. Kropp Age: 58	Trustee	Sr. VP- Investments, Gazit Group USA, Inc. (real estate company) from 2006-2007; Portfolio Manager, Realty Enterprise Funds from 1998-2006; Managing Director, Christopher Weil & Co. Inc. (broker-dealer) from 1995-2004	1	Director, PS Business Parks, Inc.

J. Joseph Kruse Age: 74	Trustee	Senior Advisor Process Sensors Corp. (manufacturer of moisture sensors) from 2001-present; Senior Advisor, Hyde Park Capital (investment banking firm) from 2006-present; President, Kruse & Co., Inc. (a merchant banking company engaged in real estate) from 1993-present; Partner and Senior Advisor, G. William Miller & Co., Inc from 1983-2007.	1	Chairman, Topsider Building Systems
Officers:

J. Grayson Sanders Age: 67	President	President, CNL Fund Advisors Company; President, CNL Fund Management Company; President of CNL Capital Markets, Inc. from 2004-2006; Managing Director- Marketing of AIG Global Real Estate Investment Corp. (real estate investment management) from 2000-2004.	N/A	N/A

Paul S. Saint-Pierre Age: 53	Treasurer	Senior Vice President and CFO, CNL Fund Advisors Company; Senior Vice President and CFO, CNL Fund Management Company; CFO of Hovnanian Land Investment Group (land development and investment) from 2005-2007; Executive Vice president of Wall Street Realty Capital (real estate investment banking) prior to 2005.	N/A	N/A

Peter R. Guarino Foreside Compliance Services, LLC, Two Portland Square, Portland, Maine 04101 Age: 49	Chief Compliance Officer	Managing Director of Foreside Compliance Services, LLC from 2004-2007; Independent Compliance Consultant from 2002-2004; General Counsel and Global Compliance Director, MiFund, Inc. (mutual fund services) from 2000-2002.	N/A	N/A

Linda A. Scarcelli Age: 58	Secretary	Secretary of CNL Financial Group, Inc. and numerous of its subsidiaries and affiliates from 2005-2007 and Assistant Secretary from 2002-2005.	N/A	N/A

Name, Address and Age	Position(s) Held with Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held
Frank J. DiPietro State Street Bank and Trust Company 2 Avenue de Lafayette, Boston, MA 02110 Age: 36	Assistant Treasurer	Senior Director and Vice President, State Street Bank & Trust Company from 2005-2007; Senior Manager Investment Accounting & Administration of PFPC Inc. from 1997-2005	N/A	N/A

(1)	Each Trustee has served as a trustee since May 24, 2007. Trustees hold their position with the Trust until their resignation or removal. Officers hold their positions with the Trust until a successor has been duly elected and qualified or until their earlier resignation or removal.

B.	Trustee Ownership in Each Fund in Family of Investment Companies

The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each trustee as of October 1, 2007.

	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees

G. Richard Hostetter	None	None

James H. Kropp	None	None

J. Joseph Kruse	None	None

Interested Trustee

Robert A. Bourne	None	None

*	As of the date of this SAI, the Fund had not yet commenced operations.

As of the date of this SAI, the Fund had not commenced operations and, consequently, the Trustees and officers of the Trust, as a group, owned less than 1.00% of outstanding shares of the Fund.

C.	Ownership of Securities of the Adviser and Related Companies

As of the date of this SAI, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of the Adviser or Sub-Adviser, the Distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any such company.

In 2005, independent trustee Richard Hostetter was a principal of, and held a minority interest in, Century Capital Markets LLC, a company that was majority owned by CNL Asset Corp.. CNL Asset Corp. and CNL Fund Advisors Company are both indirectly owned and controlled by CNL Holdings, Inc. Century Capital Markets LLC was sold in 2005 to a company unaffiliated with CNL Holdings, Inc. or its affiliates for approximately $2 million in cash and notes and a potential earn-out of up to $3 million. The purchase price was set by the purchaser. Mr. Hostetter received approximately $400,000 from the sale of his ownership interest in Century Capital Markets, LLC.

D.	Information Concerning Trust Committees

1.	Audit Committee

The Trust’s Audit Committee consists of all of the Independent Trustees. The Audit Committee operates pursuant to a written Audit Committee Charter and meets periodically as necessary. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls. The Audit Committee also serves as the Trust’s qualified legal compliance committee (QLCC), within the meaning of the SEC’s conduct rules governing attorney’s practicing before the SEC. As such, the Audit Committee has adopted written procedures for the confidential receipt, retention, consideration, investigation and reporting of any report of evidence of a material violation of an applicable federal or state securities law or a material breach of fiduciary duty arising under United States federal or state law. As the Trust had not yet commenced operations, the Audit Committee did not meet during the fiscal year ended December 31, 2006.

2.	Governance Committee

The Trust’s Governance Committee consists of all of the Independent Trustees. The Governance Committee operates pursuant to a written Governance Committee Charter and meets periodically as necessary. The Governance Committee:

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding trustee compensation;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and Board committees and recommends improvements, as appropriate;

•

reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Fund and overseeing the management of the Fund; and

•	addresses any Board vacancies.

If there is a vacancy on the Board, the Governance Committee will:

•	identify and evaluate potential candidates to fill the vacancy;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an interested trustee, the Governance Committee will consider the views and recommendations of the Adviser.

The Governance Committee shall consider nominees to the Board recommended in writing by a shareholder (other than shareholder recommendations of himself or herself) to serve as trustees, provided: (i) that such person is a shareholder of the Fund at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance Committee shall evaluate nominees recommended by a shareholder to serve as trustees in the same manner as they evaluate nominees identified by the Governance Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: CNL Fund Advisor Company, 450 South Orange Avenue, Orlando, Florida 32801, Attention: Secretary of The CNL Funds. Such request shall contain (i) the name, address and telephone number of, and number of Fund shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name and (ii) if any of such persons were not record owners of the Fund at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Fund at the time the recommendation was made.

As the Trust had not yet commenced operations, the Governance Committee did not meet during the fiscal year ended December 31, 2006.

E.	Compensation of Trustees and Officers

Each Independent Trustee is paid an annual retainer fee of $2,000 for service to the Trust. In addition, the Audit Committee chair, the Governance Committee chair and the lead Independent Trustee (Lead Trustee) will each receive $2,000 per annum for fulfilling these roles. In addition, each Independent Trustee will be paid a fee of $1,500 for each regular Board meeting attended whether the regular or special Board meetings are attended in person or by telephone. In addition, each Independent Trustee will be paid a fee of $1,000 for each committee meeting, including Audit Committee and Governance Committee meetings. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust. The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex for the fiscal year ending December 31, 2007.

Trustee	Aggregate Compensation from the Fund	Total Compensation from Trust and Fund Complex
G. Richard Hostetter	$9,000	$9,000
James H. Kropp	$9,000	$9,000
J. Joseph Kruse	$9,000	$9,000

F.	Investment Advisers

1.	Services of Adviser and Sub-Adviser

Adviser. The Trust has hired CNL Fund Advisors Company to serve as investment adviser to the Fund. The Adviser and the Trust have in turn hired the Sub-Adviser to serve as investment sub-adviser to the Fund.

Adviser	CNL Fund Advisors Company

Agreement	Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, dated May 24, 2007 (“Advisory Agreement”)

Fees	For its services to the Fund, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 1.00% of the Fund’s average daily net assets.

The Advisory Agreement was approved by the Trust’s Board on May 24, 2007. The Advisory Agreement provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Fund (and any additional Funds the Trust may establish). The Adviser’s responsibilities under the Advisory Agreement include: (a) providing a program of continuous investment management for a Fund in accordance with the Fund’s investment objectives, policies and limitations as stated in the Fund’s Prospectus and SAI; (b) making decisions for a Fund regarding investments and the allocation of assets; and (c) placing orders to purchase and sell securities for a Fund. In performing its advisory services to a Fund, the Adviser will provide the Fund with ongoing investment guidance and policy direction, including oral and written research, analysis, advice, statistical and economic data, and judgments regarding individual investments, general economic conditions and trends and long-range investment policy. The Adviser will determine the securities, instruments, repurchase agreements, options, futures and other investments and techniques that a Fund will purchase, sell, enter into or use, and will provide an ongoing evaluation of the Fund’s investments. The Adviser will determine what portion of a Fund’s investments shall be invested in securities and other assets, and what portion, if any, should be held uninvested.

Subject to the approval of the Board (including a majority of the Independent Trustees), the Adviser may select and delegate to one or more sub-investment advisers any of its duties listed above. If the Adviser delegates its duties to one or more sub-advisers, the Adviser will: (1) oversee the investment decisions of each of the sub-advisers and monitor and evaluate the performance of the sub-advisers; (2) oversee the portfolio trading by the sub-advisers, including without limitation, trade allocation policies and procedures, best execution and the use of soft dollars; (3) oversee the sub-advisers’ compliance with a Fund’s investment objective, policies, prospectus limitations and other relevant investment restrictions; (4) coordinate communications with each of the sub-advisers; (5), if applicable and when appropriate, allocate and reallocate assets of a Fund among multiple sub-advisers; and (6) if deemed necessary, recommend to the Board the termination or replacement of one or more sub-advisers.

The Advisory Agreement will continue for an initial period ending May 24, 2009, and thereafter will continue for successive annual periods provided that its continuance is specifically approved annually by (i) the Trustees or (ii) a vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding voting securities (as defined in the 1940 Act), provided that in either event the continuance is also approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement may be terminated as to a Fund (a) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Fund’s outstanding voting securities, upon sixty (60) days’ written notice to the Adviser or (b) by the Adviser at any time without penalty, upon sixty (60) days’ written notice to the Trust. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Advisory Agreement, the Adviser is not liable to the Trust, any Fund, or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust, any Fund or the shareholders of the Trust in the performance of its duties under the Advisory Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the Advisory Agreement. Since the Fund had not commenced operations as of the date of this SAI, the Adviser has not received any fees for services rendered to the Fund.

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s the annual operating expenses for Class A shares, Class C shares, and Institutional Class shares at 1.80%, 2.55%, and 1.55%, respectively (“Expense Limits”). The expense limitation agreement will continue through July 31, 2008, and thereafter from year to year provided such continuance is specifically approved by a majority of the Independent Trustees. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement subject to the following conditions: if the estimated Fund expenses for the fiscal year are less than the corresponding Expense Limit for that year, subject to quarterly approval by the Board, the Adviser shall be entitled to reimbursement by such Fund, in whole or in part, of the advisory fees waived or reduced and other payments remitted by the Adviser to such Fund. The total amount of reimbursement to which the Adviser may be entitled (the “Reimbursement Amount”) shall equal, at any time, the sum of all advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) fiscal years, less any reimbursement previously paid by such Fund to the Adviser with respect to such waivers, reductions, and payments. The Reimbursement Amount shall not include any additional charges or fees whatsoever, including, e.g., interest accruable on the Reimbursement Amount.

The Sub-Adviser has contractually agreed to share the Adviser’s obligation to waive and/or reimburse Fund expenses to the extent that the total annual operating expenses exceed the Expense Limit.

The Trust has entered into a Brand License Agreement (“License Agreement”) with CNL Intellectual Properties Inc. (“Licensor”), an indirect wholly-owned subsidiary of CNL Holdings, Inc. Under the License Agreement, the Licensor has granted the Trust (“Licensee”) a non-exclusive license to use the name and mark “CNL” and various other intellectual property and materials, including service marks, in connection with the Trust’s mutual fund business.

Under the License Agreement, the Trust agrees to indemnify and hold Licensor, its affiliates, and certain other parties, including Licensor’s and its affiliates’ employees, contractors, agents, directors, and officers (“Representatives”), harmless from any and all damages, losses, costs, and liabilities which it or they may suffer or incur, that have arisen out of, resulted from or are connected to: (1) any claims, actions, or lawsuits by third parties against Licensor, its affiliates, or any of their Representatives involving or arising from the mutual fund shares, products and services advertised and sold by Licensee to the extent not directly attributable to any fault of Licensor, its affiliates, or its Representatives; (2) any disclosure or use of Confidential Information (as defined in the License Agreement) by Licensee or any of Licensee’s Representatives that is not permitted under the terms of the License Agreement; (3) the failure by Licensee to comply with any of the Policies & Standards (as defined in the License Agreement); or (4) a breach of or other failure by Licensee to comply with any of the terms or conditions of the License Agreement.

The initial term of the License Agreement began on May 24, 2007 and continues until May 23, 2008 (the “Initial Term”). Thereafter, License Agreement automatically renews for consecutive periods of one (1) year each after the expiration of the Initial Term (each, a “Renewal Term” and collectively, the “Renewal Terms”; the Initial Term together with any Renewal Terms being called the “Term”) unless either party gives the other party written notice of termination at least ninety (90) days prior to the end of the current Term.

Sub-Adviser

The Trust and the Adviser have hired the Sub-Adviser to provide day-to-day management of the Fund’s investments. The Sub-Adviser is not an affiliate of the Trust, its affiliated persons, or the Adviser other than as by reason of serving as investment sub-adviser to the Fund.

Sub-Adviser	CB Richard Ellis Global Real Estate Securities, LLC

Agreement	Investment Sub-Advisory Agreement among the Trust, the Sub-Adviser and the Adviser, dated August 24, 2007 (“Sub-Advisory Agreement”).

Fees	For the Sub-Adviser’s services to the Fund, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month, equal to 0.50% of the Fund’s average daily net assets. The Sub-Adviser has contractually agreed to reduce its sub-advisory fee by an amount equal to 50% of the fees waived or expenses reimbursed by the Adviser in the event the total annual operating expenses exceed the Expense Limits, and the Sub-Adviser will be repaid upon repayment to the Adviser by the Fund.

The Sub-Advisory Agreement was approved by the Trust’s Board on August 23, 2007. Subject to the oversight of the Board and the Adviser, the Sub-Adviser makes decisions regarding the investment and reinvestment of the Fund’s assets allocated to it for management by the Adviser.

Under the Sub-Advisory Agreement, and subject to supervision and oversight by the Adviser and the Board, the Sub-Adviser manages (i) the investment operations of the Fund, and (ii) the composition of the Fund’s assets, including the purchase, retention and disposition thereof, in accordance with the Fund’s investment objectives, policies and restrictions as stated in the Fund’s Prospectus and SAI as currently in effect and as amended or supplemented from time to time.

Under the Sub-Advisory Agreement, the Sub-Adviser is authorized to place transactions with brokers who provide the Sub-Adviser with investment research, such as reports concerning individual issuers, industries and general economic and financial trends, and other research services. The Sub-Advisory Agreement permits the Sub-Adviser to cause the Fund to pay a broker or dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker or dealer for effecting the same transaction, provided that the Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Adviser to the Funds. The Sub-Adviser will place portfolio transactions with a view to seeking the best price and execution.

The Sub-Advisory Agreement authorizes the Trust to use the names CB Richard Ellis, CB Richard Ellis Global Real Estate Securities, LLC, CBRE, CB Richard Ellis Investors, CBRE Investors or any derivative thereof, and any trade name, trademark, trade device, service mark, symbol or logo associated with those names (collectively the “Marks”) with the specific prior written approval of the Sub-Adviser, during the term of the Sub-Advisory Agreement. Upon termination of the Sub-Advisory Agreement or the Sub-Adviser’s revocation in writing of its approval to use the Marks, the Adviser and the Trust are required to cease use of such Marks.

The Sub-Advisory Agreement will continue for an initial period ending May 24, 2009, and thereafter will continue for successive annual periods, provided its continuance is specifically approved annually by (i) the Trustees or (ii) a vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding voting securities (as defined in the 1940 Act), provided that in either event the continuance is also approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement may be terminated (a) by a Fund at any time, without the payment of any penalty, by the Board or by the vote of a majority of the outstanding voting securities of a Fund, (b) by the Adviser at any time, without the payment of any penalty, on not less than 90 days’ written notice to the other parties, or (c) by the Sub-Adviser at any time, without the payment of any penalty, on not less than 90 days’ written notice to the other parties. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its assignment (as defined in the 1940 Act).

In the absence of any willful misfeasance, bad faith or gross negligence in the performance of its duties or any reckless disregard of its obligations and duties under the Sub-Advisory Agreement, the Sub-Adviser shall not be liable to the Adviser, the Trust or their shareholders, directors, officers and employees for good faith mistakes of judgment or for action or inaction taken in good faith for a purpose the Sub-Adviser reasonably believes to be in the best interests of the Fund. However, this provision of the Sub-Advisory Agreement shall not constitute a waiver or limitation of any rights which the Adviser or the Trust may have under federal or state laws.

Under the Sub-Advisory Agreement, the Adviser and the Trust shall each indemnify and hold harmless the Sub-Adviser and its shareholders, directors, officers and employees against any loss, liability, claim, damage or expense (including reasonable attorneys’ fees and costs) arising out of the Adviser’s or the Trust’s breach of their respective duties or obligations under the Sub-Advisory Agreement or breach of applicable law, rule or regulation in connection with the Adviser’s or the Trust’s respective performance under the Sub-Advisory Agreement; provided, however, that nothing in the Sub-Advisory Agreement shall be deemed to protect the Sub-Adviser against any liability to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties under the Sub-Advisory Agreement or by reason of the Sub-Adviser’s reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Similarly, the Sub-Adviser shall indemnify and hold harmless the Trust and the Adviser and their shareholders, directors, trustees, officers and employees against any loss, liability, claim, damage or expense (including reasonable attorneys’ fees and costs) arising out of the Sub-Adviser’s breach of its duties or obligations under the Sub-Advisory Agreement or breach of applicable law, rule or regulation in connection with Sub-Adviser’s performance under the Sub-Advisory Agreement; provided, however, that nothing in the Sub-Advisory Agreement shall be deemed to protect the Adviser or Trust against any liability to which the Adviser or Trust would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties under the Sub-Advisory Agreement or by reason of the Adviser’s or Trust’s reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

In addition, the Trust and the Adviser, severally and not jointly, have each agreed to indemnify and hold harmless the Sub-Adviser, the shareholders, the directors, officers, employees, agents and affiliates of the Sub-Adviser

(collectively, the “Sub-Adviser Indemnified Parties”), against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising out of (i) the Trust’s Registration Statement, all prospectuses, proxy statements, reports to shareholders, sales literature, marketing materials or other materials prepared for distribution to shareholders of the Trust, the public or otherwise in connection with the capital raising for the Trust (collectively, the “Offering Materials”) and (ii) otherwise in connection with the operations or maintenance of the Trust; provided that no such indemnification shall be provided to the Sub-Adviser to the extent any such loss, liability, claim, damage and expense arises from information or disclosures relating specifically to the Sub-Adviser, its affiliates, employees, policies, procedures or services the disclosure of which had been previously approved in writing by the Sub-Adviser. The Sub-Adviser agrees to indemnify and hold harmless the Trust, the trustees, officers, employees and agents of the Trust and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act (collectively, the “Trust Indemnified Parties”) and the Adviser, its shareholders, the directors, officers, employees and agents of the Adviser and each person, if any, who controls the Adviser within the meaning of Section 15 of the 1933 Act (collectively, the “Adviser Indemnified Parties”) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising directly from information in the Offering Materials, relating specifically to the Sub-Adviser, its affiliates, employees, policies, procedures or services the disclosure of which had been previously approved in writing by the Sub-Adviser.

The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the Sub-Advisory Agreement, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser, the Trust and the Fund.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the Advisory Agreement. Since the Fund had not commenced operation as of the date of this SAI, no amounts have been paid to the Sub-Adviser for services rendered to the Funds.

2.	Ownership of Adviser and Sub-Adviser

The Adviser is an indirect wholly owned subsidiary of CNL Financial Group, Inc., one of the largest, privately held real estate investment and development companies in the United States that has been in business since 1973. The Adviser is located at 450 South Orange Avenue, Orlando, FL 32801. The Sub-Adviser is CB Richard Ellis Global Real Estate Securities, LLC, a Delaware limited liability company. The Sub-Adviser is a subsidiary of CB Richard Ellis Investors, LLC, which is the real estate investment management affiliate and wholly-owned subsidiary of CB Richard Ellis Group, Inc.

3.	Information Regarding Portfolio Managers

The following information regarding the Fund’s portfolio managers has been provided by the Sub-Adviser.

Other Accounts Under Management

The Fund’s portfolio managers also manage other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities as of August 31, 2007. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on performance of the account (“performance-based fees”), that information is specifically identified.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Jeremy Anagnos	Registered Investment Companies – None.

14 Other Pooled Investment Vehicles with $1.25 billion in total assets under management, of which 0 accounts ($0 million) are subject to a performance-based advisory fee.

5 Other Accounts with $470 million in total assets under management, of which 1 account ($190 million) is subject to a performance-based advisory fee.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
W. Stevens Carroll	Registered Investment Companies – None.

14 Other Pooled Investment Vehicles with $1.25 billion in total assets under management, of which 0 accounts ($0 million) are subject to a performance-based advisory fee.

5 Other Accounts with $470 million in total assets under management, of which 1 account ($190 million) is subject to a performance-based advisory fee.

William K. Morrill	Registered Investment Companies – None.

14 Other Pooled Investment Vehicles with $1.25 billion in total assets under management, of which 0 accounts ($0 million) are subject to a performance-based advisory fee.

5 Other Accounts with $470 million in total assets under management, of which 1 account ($190 million) is subject to a performance-based advisory fee.

Note: Mr. Anagnos, Mr. Carroll, and Mr. Morrill jointly manage all 19 accounts reflected above.

Conflicts of Interest: If the Sub-Adviser believes that there is a conflict in relation to trading securities between the interests of the Sub-Adviser and a client or between one client and another or multiple clients, then the Sub-Adviser must contact the clients involved to obtain their consent prior to trading. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. As a result, the Sub-Adviser does not believe that any of these potential sources of conflicts of interest will affect the Sub-Adviser’s professional judgment in managing the Fund. When necessary, the Sub-Adviser shall address known conflicts of interests in its trading practices by disclosure to clients and/or in its Form ADV or other appropriate action. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation: The Sub-Adviser’s Co-Chief Investment Officers are remunerated with base salary and significant equity stakes in the Sub-Adviser. Senior management and senior investment staff of the Sub-Adviser own 50% of the company and, as such, a significant portion of their compensation is tied to the profits and performance of the company.

Aside from the Co-Chief Investment Officers, the investment staff is remunerated with a base salary, a performance bonus and, in some cases, a material profits interest in the Sub-Adviser. The performance bonus is set as a target at the beginning of the year, usually at approximately 20% of the base salary. The profits interest in the Sub-Adviser is granted by senior management and entitles the employee to a share in the profits of the Sub-Adviser. The profits interest typically vests over a three year period. As a result, the Sub-Adviser believes that its investment team has a very strong bond to the Sub-Adviser for the long term.

The Sub-Adviser reviews performance formally on a semi-annual basis, and informally on a quarterly basis. The formal reviews are conducted within the context of specific goals that are to be achieved in order for the employee to earn his/her bonus. The bonus targets are partly a function of the employee’s performance and partly a function of the Sub-Adviser’s performance. If both perform above expectations, then the employee may receive a bonus greater than the target. If the employee and the company perform in-line, then the employee will likely receive his/her target bonus. If the employee does not achieve his/her goals, the bonus will be less than the target.

Portfolio Manager Ownership in the Fund. As of the date of this SAI, the Fund had not commenced operations and thus the portfolio managers did not own any shares of the Fund.

G.	Distributor

1.	Distribution Services

The Distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA).

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Fund (see “Purchases through Financial Institutions” below).

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions, all or a portion of the sales charge paid by the purchasers of Class A shares and Class C shares. The Distributor may also retain any portion of the distribution and/or shareholder servicing (12b-1) fees received from the Fund that are not paid to Financial Intermediaries.

The Distributor has entered into an arrangement with CNL Securities Corp. (“CSC”) whereby CSC will use its best efforts, consistent with its other business, to introduce the Fund to retail broker-dealers and to facilitate the negotiation and execution of selected dealer agreements between the Distributor and such retail broker-dealers. In connection with these obligations, CSC shall produce and distribute sales literature and advertising materials pertaining to the Fund, subject to the approval of the Distributor. The Distributor will compensate CSC for its services out of the portion of the sales charges and non-shareholder servicing 12b-1 fees it retains from the Fund. Such compensation may equal substantially all of the sales charges and non-shareholder servicing 12b-1 fees retained by the Distributor, less a fixed fee and small asset based charge that will be retained by the Distributor. In the event that the sales charges and 12b-1 fees received and retained by the Distributor are less than its contractually agreed upon fixed fee and asset based sales charge, CSC (and not the Fund) will be responsible to pay the difference. CSC is a registered broker-dealer and is an affiliate of the Adviser.

2.	Distribution Plan

The Trust has adopted a Rule 12b-1 plan for Class A shares under which the Fund is authorized to pay to the Distributor or any other entity approved by the board (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Class A shares of the Fund. The Trust has also adopted a Rule 12b-1 plan for Class C shares under which the Fund is authorized to pay payees compensation for the distribution-related and/or shareholder services provided by such entities. Under the Rule 12b-1 Plan for Class C shares, the Trust may pay an aggregate fee equal to 0.75% of the average daily net assets of Class C shares of the Fund for distribution-related services and an aggregate fee equal to 0.25% of the average daily net assets of Class C shares of the Fund for shareholder services. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The plans are a core component of the ongoing distribution of Class A shares and Class C shares.

Each plan provides that payees may incur expenses for distribution and service activities including but are not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of the Fund’s shares and (2) providing services to holders of shares related to their investment in the Fund, including without limitation providing assistance in connection with responding to the Fund’s shareholder inquiries regarding the Fund’s investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a Payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to the Fund’s shareholder inquiries regarding the Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of the Fund’s shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Adviser or others in connection with the offering of the Fund’s shares for sale to the public.

Each plan requires the payee(s) to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made. Each plan obligates the Fund to compensate a payee for services and not to reimburse it for expenses incurred.

Each plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. Each plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the plan, without approval by shareholders of the class of shares to which the plan relates, and that other material amendments to the plan must be approved by the Independent Trustees. Each plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the class of shares to which the plan relates.

Information regarding payment of distribution fees is not provided because the Fund has not commenced operations prior to the date of this SAI.

H.	Compliance Services

Under a Compliance Services Agreement (the “Compliance Agreement”) with the Trust and subject to approval by the Board, FCS provides a Chief Compliance Officer (“CCO”) to the Trust as well as certain additional compliance support functions (“Compliance Services”).

For making available the CCO and for providing the Compliance Services under the Compliance Agreement, FCS receives a fee from the Fund of (i) $30,000 (allocated equally among all Trust series), $15,000 per Trust series and $5,000 per Sub-Adviser appointed per year and an (ii) annual fee of 0.0025% of the Fund’s average daily net assets.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable at any time and without payment of penalty by the Board of the Trust or by FCS with respect to the Fund on 60 days’ written notice to the other party. Notwithstanding the foregoing, the Trust’s relationship with the CCO may be terminated with or without cause at any time by the Board.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust’s shareholders for any action or inaction, except for willful misfeasance, bad faith or negligence in the performance of its duties and obligations or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Under the Compliance Agreement, FCS and certain related parties (such as employees, directors, and officers of FCS, including without limitation, the CCO) are indemnified by the Trust against any and all claims and expenses related to FCS’s actions or omissions with respect to the Trust, except for any act or omission resulting from FCS’s willful misfeasance, bad faith or negligence in the performance of its duties and obligations or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Information regarding payment of Compliance Services fees is not provided because the Fund has not commenced operations prior to the date of this SAI.

I.	Other Fund Service Providers

1.	Administrator

State Street serves as administrator for the Trust pursuant to an administration agreement (the “Administration Agreement”) with the Trust. State Street’s principal business address is One Lincoln Street, Boston, Massachusetts, 02111. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and

(iv) providing the office facilities and sufficient personnel required by it to perform such administrative services. As compensation for these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Trust complex as follows: 0.05% on the first $100 million of net assets, plus 0.03% for net assets between $100 million and $200 million, plus 0.01% on net assets over $200 million. There is a minimum annual charge of $125,000 per Fund.

As of the date of this SAI, no amounts have been paid to State Street for administrative services rendered to the Fund.

2.	Transfer Agent

Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021, an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Fund. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

3.	Custodian

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the “Custody Contract”) with the Trust. State Street’s principal business address is One Lincoln Street, Boston, Massachusetts, 02111. Under the custody agreement, State Street holds and transfers portfolio securities on account of the Fund, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of State Street’s Global Custody Network and foreign depositories (foreign subcustodians). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians or application of foreign law to a Fund’s foreign subcustodial arrangements.

4.	Legal Counsel

Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as legal counsel to the Fund and passes upon legal matters in connection with the issuance of shares of the Trust.

5.	Independent Registered Certified Public Accounting Firm

PricewaterhouseCoopers LLP, 4221 West Boy Scout Boulevard, Suite 200, Tampa, Florida, 33607 , is the independent registered certified public accounting firm for the Fund. The financial statement of the fund that appears in this SAI has been audited by PricewaterhouseCoopers LLP and is included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing.

4. Portfolio Transactions

A.	How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over- the-counter market, the Sub-Adviser will seek to deal with the primary market makers; but when necessary in order to seek best execution, the Sub-Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.	Commissions Paid

Commission information is not provided because the Fund has not commenced operations prior to the date of this SAI.

C.	Sub-Adviser Responsibility for Purchases and Sales

The Sub-Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Sub-Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Sub-Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Sub-Adviser seeks “best execution” for all portfolio transactions. In placing portfolio transactions, the Sub-Adviser will seek to obtain the best execution for the Fund and may take the following factors into account: the ability to effect prompt and reliable executions at favorable prices (including the applicable dealer spread or commission, if any); the operational efficiency with which transactions are effected, taking into account the size of order and difficulty of execution; the financial strength, integrity and stability of the broker; the broker’s risk in positioning a block of securities; and the competitiveness of commission rates in comparison with other brokers satisfying the Sub-Adviser’s other selection criteria.

D.	Choosing Broker-Dealers

The Sub-Adviser is responsible for the selection of brokers. The Sub-Adviser is responsible for the placement of the portfolio transactions for the Fund and the negotiation of any commissions paid on such transactions. The Fund may not always pay the lowest commission or spread available.

Consistent with applicable rules and the Sub-Adviser’s duties, the Sub-Adviser may consider payments made by brokers effecting transactions for the Fund (sometimes known as “soft dollars”). These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay. Please be aware that the Fund may use brokers who sell shares of the Fund to effect portfolio transactions. However, the Sub-Advisor does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.

E.	Obtaining Research from Brokers

The Sub-Adviser has full brokerage discretion. The Sub-Adviser evaluates the range and quality of a broker’s services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Sub-Adviser may give consideration to research services furnished by brokers to the Sub-Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers provided that such consideration complies with Section 28(e) of the 1934 Act and applicable SEC guidelines. This research is designed to augment the Sub-Adviser’s own internal research and investment strategy capabilities. Typically, the investment sector and company research will be used to service all of the Sub-Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion. The Sub-Adviser’s fees are not reduced by reason of the Sub-Adviser’s receipt of research services. Since most of the Sub-Adviser’s brokerage commissions for research are for economic research on specific companies or industries, and since the Sub-Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Sub-Adviser’s clients and the Fund’s investors.

The Sub-Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

F.	Counterparty Risk

The Sub-Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G.	Transactions through Affiliates

The Sub-Adviser will not effect transactions through affiliates of the Adviser or Sub-Adviser.

H.	Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or Sub-Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s or Sub-Adviser’s opinion is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser or Sub-Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I.	Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

Under normal circumstances, the Fund’s annual portfolio turnover is expected to be approximately 20-60%.

J.	Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

K.	Disclosure of Portfolio Holdings

Introduction

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy (the “Policy”) designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders.

The Trust discloses to the general public a complete schedule of portfolio holdings of the Fund (1) on the Trust’s website, no earlier than 15 days after the end of each calendar month; and (2) for the second and fourth fiscal quarters on Form N-CSR, and for the first and third fiscal quarters on Form N-Q, within 60 days of the end of the respective quarter, by filing the applicable form with the SEC.

The Policy is to be followed by the Trust, the Adviser and any sub-adviser(s) to the Trust, the Trust’s custodian, transfer agent, administrator, distributor, and other service providers (the “Service Providers”) for the disclosure of information about the portfolio holdings of the Trust, on behalf of the Fund and any future funds of the Trust.

Neither the Fund, the Service Providers or any other party may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

General Policy

In general, the Policy provides that portfolio holdings may be disclosed by the Trust on a selective basis only by the President, Treasurer, or a Vice President (“Senior Trust Officers”) of the Trust where:

•	there is a legitimate business purpose for the information;

•	recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and

•	disclosure is in the best interests of Fund shareholders.

The Senior Trust Officers shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Fund’s Adviser, sub-adviser(s), the Distributor and their affiliates on the other. Any potential conflicts between shareholders and affiliated persons of the Fund that arise as a result of a request for portfolio holdings information shall be resolved by the Senior Trust Officers in the best interests of shareholders.

In accordance with the foregoing, the Policy provides that portfolio holdings information for the Fund may be made available prior to its public availability to:

1.	Certain Service Providers. Various firms, such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require portfolio holdings information to provide services to the Fund. The Trust has determined that selective and complete disclosure of holdings information to such service providers fulfills a legitimate business purpose and is in the best interest of shareholders, as it allows such service providers to facilitate the day-to-day operations of the Fund. The Trust has also determined that selective disclosure of partial holdings information to broker-dealers that execute portfolio transactions for the Fund fulfills a legitimate business purpose and is in the best interest of shareholders. The frequency with which portfolio holdings may be disclosed to the foregoing service providers, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the service provider, is determined based on the facts and circumstances surrounding the disclosure.

2.	Ratings and Rankings Agencies. The Fund has determined that selective and complete disclosure of holdings information to organizations that publish ratings and/or rankings of the Fund (collectively, “Ratings and Rankings Agencies”) fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. The frequency with which portfolio holdings may be disclosed to Ratings and Rankings Agencies, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Ratings and Rankings Agency, is determined based on the facts and circumstances surrounding the disclosure.

3.

Fund Affiliates and Fiduciaries. Various firms, such as (i) the Service Providers and their affiliates (in their capacities as investment adviser, sub-adviser(s), administrator, transfer agent and custodian) and the Trust’s distributor; and (ii) an accounting firm, an auditing firm, or outside legal counsel retained by the Service Providers, their affiliates, a Fund or a Portfolio (collectively, “Fund Affiliates and Fiduciaries”). The Fund has determined that selective and complete disclosure of holdings information to such Fund Affiliates and Fiduciaries fulfills a legitimate business purpose and is in the best interest of shareholders, as it allows the Fund Affiliates and Fiduciaries to facilitate the day-to-day operations of the Fund and/or provide other valuable services within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of

Ethics, by agreement, or under applicable laws, rules, and regulations. The frequency with which portfolio holdings may be disclosed to Fund Affiliates and Fiduciaries, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Fund Affiliates and Fiduciaries, is determined based on the facts and circumstances surrounding the disclosure.

4.	Certain Parties As Required by Law. Certain parties may receive portfolio holding information more frequently as required by applicable laws, rules, and regulations. Examples of such required disclosures include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body (including, without limitation, filings by the investment adviser and its affiliates on Schedules 13D, 13G and 13F); (ii) upon the request of the SEC or another regulatory body; (iii) in connection with a lawsuit; or (iv) as required by court order.

In addition, disclosure may be made to any other party, for a legitimate business purpose, upon waiver or exception, with the consent of a Senior Trust Officer. Any such disclosure will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

Prohibitions on Disclosure of Portfolio Holdings

The Policy provides that portfolio managers and other senior officers or spokespersons of the Adviser, Sub-Adviser or the Trust may disclose or confirm the Fund’s ownership of any individual portfolio holding position to reporters, brokers selling Fund shares, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Policy. For example, the Adviser, Sub-Adviser may indicate that the Fund owns XYZ Company only if the Fund’s ownership of such company has previously been publicly disclosed.

5. Purchase and Redemption Information

A.	General Information

The Fund class accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust’s officers.

Not all classes of the Fund may be available for sale in the state in which you reside. To determine a class or Fund’s availability, please check with your investment professional or call 1-888-890-8934.

B.	Additional Purchase Information

Shares of the Fund or class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class’ NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser’s discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares, subject to certain procedures adopted by the Fund’s Board. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures). Investors interested in purchasing Fund shares using securities should contact the Adviser for more information.

1.	IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.	UGMAs/UTMAs

If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a manner indicating custodial capacity.

3.	Purchases through Financial Institutions

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund’s NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund’s prospectus or the Financial Institution’s contractual arrangements with the Fund.

If you purchase shares through a Financial Institution, you will be subject to the institution’s procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

C.	Additional Redemption Information

You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

1.	Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.	Redemption-In-Kind

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1.00% of the Fund’s total net assets, whichever is less, during any 90-day period.

3.	Distributions

Distributions of net investment income will be reinvested at the applicable Fund class’ NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class’ NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

4.	Reinstatement Privilege

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares of the Fund at the net asset value next computed after receipt by the Transfer Agent of the proceeds to be reinvested. You or the Financial Institution submitting a purchase order on your behalf must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. The Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder.

If you are assessed a contingent deferred sales charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares of the Fund within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, you or the Financial Institution submitting a purchase order on your behalf must notify the Transfer Agent of your intent to do so at the time of reinvestment.

6. Taxation

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on September 3, 2007 Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

A.	Qualification as a Regulated Investment Company

The Fund intends, for each tax year, to qualify as a “regulated investment company” under Subchapter M of the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is December 31 (the same as the Fund’s fiscal year end).

1.	Meaning of Qualification

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

•

The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•

The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company’s principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies, and net income derived from certain publicly traded partnerships.

•

The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or collectively, in the securities of certain publicly traded partnerships.

2.	Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.	Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders. The Fund’s distributions of dividends that it receives from REITs generally do not qualify for the dividends-received deduction.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal income tax rate of 15% if received in taxable years beginning on or before December 31, 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund’s financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.	Certain Tax Rules Applicable to the Fund’s Transactions

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are “marked-to-market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain or net capital loss.

If the Fund owns shares in a foreign corporation that constitutes a “passive foreign investment company” (a “PFIC”) for Federal income tax purposes and the Fund does not elect to mark the shares of such foreign corporation to market or elect to treat the foreign corporation as a “qualified electing fund” within the meaning of the Code (each of which elections is more fully described below), the Fund may be subject to United States Federal income taxation on a portion of any “excess distribution” it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from “passive income” (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce “passive income.”

The Fund may elect to “mark-to-market” stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund’s adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.

Alternatively, if the Fund elects to treat a PFIC as a “qualified electing fund” the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the PFIC, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and to the calendar year excise tax distribution requirement described below.

D.	Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund’s income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year. The Fund may also elect under applicable Treausury regulations to treat any net capital loss, any net long-term capital loss and any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year for purposes of satisfying the distribution requirement for qualification as a regulated investment company discussed above.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.	Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.	Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” The Fund will also be required to withhold 28% of the proceeds of redemptions of shares in the first of these three situations. Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G.	Foreign Shareholders

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding distributions designated as having been paid from short-term capital gains or portfolio interest income during taxable years of the Fund beginning before January 1, 2008) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. A foreign shareholder generally would be exempt from Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund (as well as on such distributions of short-term capital gain and portfolio interest income). Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the Fund is determined to be a United States real property holding corporation (“USRPHC”) under the Code by reason of its investment in companies owning interests in real property in the United States, all of its distributions will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. The Fund will generally be treated as USRPHC if fifty percent or more of its assets consists of shares of companies that hold fifty percent or more of their assets in equity-based investments in United States real property. If the Fund is a USRPHC, foreign shareholders holding more than 5% of the shares of the Fund will be subject to additional withholding tax rules, and such shareholders may also be subject to Federal income tax on gain realized on the sale of shares of the Fund. Although the Fund will attempt to avoid becoming a USRPHC, no assurance can be offered that it will not be a USRPHC at the time any distribution is paid.

If the income from the Fund is effectively connected with a foreign shareholder’s U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.	State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

I.	Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund in lieu of deducting such amount in determining its investment company taxable income. However, there can be no assurance that the Fund will be able to do so and the Fund will make such an election only if it is deemed to be in the best interests of shareholders. If the Fund makes this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for a minimum holding period, and no deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

7. Other Matters

A.	The Trust and Its Shareholders

1.	General Information

The CNL Funds was organized as a statutory trust under the laws of the State of Delaware on February 16, 2007. The Trust is registered as an open-end, management investment company under the 1940 Act. The Fund is a diversified mutual fund. The Trust offers shares of beneficial interest in its series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust. As of the date hereof, the Trust consisted of the following series:

CNL Global Real Estate Fund

The Trust and each series and classes thereof will continue indefinitely until terminated. Shares of the Fund are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of the Fund and all assets in which such consideration is invested would belong to the Fund and would be subject to the liabilities related thereto.

2.	Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class’ performance. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

B.	Fund Ownership

As of the date of this SAI, CNL Fund Advisors Company, which provided the initial capitalization for the Fund, owned 100% of the Fund and was deemed to control the Fund. It is anticipated that over time, as the Fund’s shares are sold to the public, this percentage will decline.

From time to time, certain other shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. “Control” for this purpose is the ownership of 25% or more of the Fund’s voting securities.

C.	Voting Rights, Shareholder Liability and Trustee Liability

The Trust’s Agreement and Declaration of Trust, as amended (the “Trust Agreement”), provides for voting rights based on a shareholder’s total dollar investment (dollar-based voting), rather than on the number of shares owned. As a result, voting power is allocated in proportion to the value of each shareholder’s investment. If the Trustees create a new fund or funds then dollar-based voting provides a more equitable distribution of voting rights for Trust-wide votes than a one-share, one-vote system. The voting power of each shareholder would be commensurate with the value of the shareholder’s dollar investment rather than with the number of shares held.

Each Fund share held entitles a shareholder to one vote for each dollar of NAV of shares held by the shareholder. To the extent the Trustees create one or more additional series of shares, shareholders of the Fund and such new series will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies. Matters affecting the Fund and some but not all of such new series will be voted on only by shareholders of the Fund and the affected series. Shareholders of Fund and any new series will vote together in matters affecting the Trust generally, such as the election of Trustees. Shareholders of each Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or

Classes of the Trust. The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees. The Trust Agreement provides that the Trustees shall hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of the holders of Fund shares that represent at least two-thirds of the voting power of the Fund shares at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his or her retirement.

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Trust Agreement and the By-Laws (the “Governing Instruments”) provide for indemnification out of the property of the Fund for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

D.	Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust, the Adviser and the Sub-Adviser are included in Appendix B. Under the Sub-Advisory Agreement, the Sub-Adviser will vote proxies for the Fund according to the Sub-Adviser’s proxy voting policy. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, will be available, if applicable, (1) without charge, upon request, by contacting the Adviser at (800) 522-3863 and (2) on the SEC’s website at www.sec.gov.

E.	Code of Ethics

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to mitigate conflicts of interest between the Fund and personnel of the Trust, the Adviser, the Sub-Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

F.	Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

8. Financial Statements

The financial statements of the Trust which are attached contain the following:

•	Report of the Independent Registered Certified Public Accounting Firm.

•	Statement of Assets and Liabilities.

•	Notes to Financial Statements.

CNL Global Real Estate Fund

Statement of Assets and Liabilities

September 17, 2007

CNL Global Real Estate Fund

Index

September 17, 2007

Page(s)
Report of Independent Registered Certified Public Accounting Firm	1

Statement of Assets and Liabilities	2

Notes to Financial Statement	3–5

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and Shareholders of CNL Global Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of CNL Global Real Estate Fund (the “Fund”) at September 17, 2007 in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP /s/

Tampa, FL

September 20, 2007

1

Statement of Assets and Liabilities

CNL Global Real Estate Fund

September 17, 2007

Assets
Cash	$100,020
Deferred offering costs	92,554

Total assets	$192,574

Liabilities
Payable to affiliate	$35,522
Accrued offering costs payable	57,032

Total liabilities	92,554

Net assets
Paid-in-capital	100,020

Total liabilities and capital	$192,574

Class A Shares
Net assets	$15,020
Shares issued and outstanding (b)	1,502

Net asset value and redemption price per share	$10.00

Maximum offering price per share ($10.00 ÷ 0.9425) (a)	$10.61

Class C Shares
Net assets	$15,000
Shares issued and outstanding (b)	1,500

Net asset value and offering price per share (c)	$10.00

Institutional Class Shares
Net assets	$70,000
Shares issued and outstanding (b)	7,000

Net asset value, offering, and redemption price per share	$10.00

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	Unlimited number of shares are authorized.

(c)	Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1.00% on shares held for less than one year.

The accompanying notes are an integral part of the financial statement.

2

Notes to Financial Statements

CNL Global Real Estate Fund

September 17, 2007

1.	Organization

CNL Global Real Estate Fund (the “Fund”) is a diversified series of The CNL Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. The Fund commenced operations on September 17, 2007.

The Fund seeks to achieve a high total return through a combination of current income and capital appreciation. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and equity related securities issued by real estate and real estate-related companies.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

2.	Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount and disclosures. Actual results could differ from these estimates and those differences could be material.

Class Allocation

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by share class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Offering Costs

Offering costs of $92,554 were incurred by the Fund in connection with the offering of the shares and are being amortized over one year. Of these amounts, $35,552 was paid by CNL Fund Management Company, the parent company of CNL Fund Advisors Company (the “Adviser”). The Fund will reimburse $35,552 to CNL Fund Management Company.

Organizational Costs

Organizational costs of $160,662 for the Fund were incurred by CNL Fund Management Company, the parent company of the Adviser, and affiliates. The Fund will not be required to reimburse these costs to CNL Fund Management Company and/or affiliates.

3

Notes to Financial Statements

CNL Global Real Estate Fund

September 17, 2007

Redemption Fees

The Fund imposes a redemption fee of 1% of the total redemption amount on the Fund shares redeemed within 75 days of buying them. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Other

In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Management Fees and Other Expenses

Under the Investment Management Agreement with the Adviser, the Adviser directs the investments of the Fund in accordance with its investment objective, policies and restrictions. The Fund pays a monthly investment management fee, computed and accrued daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

CB Richard Ellis Global Real Estate Securities, LLC (“CB Richard Ellis GRES”) is the sub-adviser for the Fund. The Adviser compensates CB Richard Ellis GRES out of the management fee it receives from the Fund.

Expense Limitations

For the period from September 17, 2007 (commencement of Fund) through July 31, 2008, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the annual expenses of each class as follows:

Class	Contractual Expense Limit
Class A	1.80%
Class C	2.55%
Institutional Class	1.55%

The Adviser may recoup all or a portion of any waived investment management fees and expenses it has borne, if any, to the extent a class’s expenses fall below the maximum ratio within three years after the end of the fiscal year in which the waiver was made.

4

Notes to Financial Statements

CNL Global Real Estate Fund

September 17, 2007

Distributor

The Trust has adopted a Rule 12b-1 plan for Class A shares under which the Fund is authorized to pay to Foreside Fund Services, LLC (the “Distributor”) or any other entity approved by the board (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Class A shares of the Fund. The Trust has also adopted a Rule 12b-1 plan for Class C shares under which the Fund is authorized to pay payees compensation for the distribution-related and/or shareholder services provided by such entities. Under the Rule 12b-1 Plan for Class C shares, the Trust may pay an aggregate fee equal to 0.75% of the average daily net assets of Class C shares of the Fund for distribution-related services and an aggregate fee equal to 0.25% of the average daily net assets of Class C shares of the Fund for shareholder services. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The plans are a core component of the ongoing distribution of Class A shares and Class C shares.

Administrator

State Street Bank and Trust Company (“State Street’) serves as administrator for the Trust pursuant to an administration agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, State Street Bank is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the custodian, independent registered certified public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services. As compensation for these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Trust complex as follows: 0.05% on the first $100 million of net assets, plus 0.03% for net assets between $100 million and $200 million, plus 0.01% on net assets over $200 million. There is a minimum annual charge of $125,000 per Fund.

Transfer Agent

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Fund. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Custodian

State Street Bank serves as custodian of the assets of the Trust pursuant to a custodian agreement (the “Custody Contract”) with the Trust. Under the custody agreement, State Street Bank holds and transfers portfolio securities on account of the Fund, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street Bank or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of State Street’s Global Custody Network and foreign depositories (foreign subcustodians). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians or application of foreign law to the Fund’s foreign subcustodial arrangements.

5

Appendix A – Description of Securities Ratings

A.	Corporate Bonds (Including Convertible Bonds)

1.	Moody’s

Aaa	Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A	Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	S&P

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note	Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.

C	The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D	An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The “r” symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.	Preferred Stock

1.	Moody’s

Aaa	An issue that is rated “Aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa	An issue that is rated “Aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A	An issue that is rated “A” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the “Aaa” and “Aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa	An issue that is rated “Baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba	An issue that is rated “Ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B	An issue that is rated “B” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue that is rated “Caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue that is rated “Ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.	S&P

AAA	This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA	A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A	An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB	An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC	Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C	A preferred stock rated C is a nonpaying issue.

D	A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note	Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.	Short Term Ratings

1.	Moody’s

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime	Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.	S&P

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Appendix B – Proxy Voting Procedures

THE CNL FUNDS

PROXY VOTING POLICIES AND PROCEDURES

I.      INTRODUCTION

CNL Fund Advisors Company (the “Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser provides investment advisory services to The CNL Funds (the “Trust”). The Trust is an investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Trust recognizes that proxies have an economic value and in voting proxies, the Trust seeks to maximize the value of its investments and its shareholders’ assets. The Trust believes that the voting of proxies is an economic asset that has direct investment implications. Moreover, the Trust believes that the investment advisor for each of the series it establishes from time to time (each a “Fund” and together, the “Funds”), or portion thereof, is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, the Trust generally assigns proxy voting responsibilities to the investment manager responsible for the management of each Fund, or portion thereof. In supervising this assignment, the Trustees will periodically review the voting policies of each investment advisor or sub-advisor that manages a Fund that invests in voting securities. If an investment advisor or sub-advisor to a Fund that invests in voting securities does not have a proxy policy which complies with the relevant portions of Rule 30b1-4 and the proxy voting rule under the Investment Advisers Act of 1940, that advisor or sub-advisor will be required to follow these Proxy Voting Policies and Procedures (“Policies and Procedures”).

II.      THE PROXY MANAGER

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser. The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.1 The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

[1]

The Adviser may satisfy this requirement by relying on a third party service provider provided the Adviser has obtained an undertaking from the third party to provide reconciliation reports promptly upon request. If the Adviser chooses to delegate this authority, the Adviser must monitor the third party service provider to ensure that such party is carrying out its duties accordingly.

III.      THE CNL FUNDS

A.      GENERAL PRINCIPLES

The Trust invests in a variety of securities, including voting securities of many different issuers. As a result, the Trust, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities. The Trust has adopted and the Adviser will implement these Policies and Procedures, as they relate to its Funds, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Trust over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Trust and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

As a matter of policy, the Adviser:

1.	Votes all proxies in the best interest of the Trust.

2.	Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Trust in the best interests of CNL Funds.

3.	Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Trust.

4.	Provides the Trust, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees.

5.	Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures, and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

B.      Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Fund’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. The Proxy Manager reviews each proxy to assess the extent to which there may be a potential conflict of interest. A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company. In an effort to identify potential conflicts of interest, the Adviser will prepare a list of the Adviser’s clients and vendors, and list of companies with which the Adviser and CNL Financial Group, Inc. (and its affiliates) have material business relationships, and provide that list to the Proxy Manager. The Adviser will periodically update this list as new information becomes available. All personnel are required to contact the Proxy Manager about any apparent conflicts of interest, including apparent conflicts of interest involving personal relationships. Apparent conflicts are reviewed by the Proxy Manager to determine if there is a conflict, and if so, whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the Proxy Manager, which will resolve the conflict and direct the vote. In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Trust, in accordance with these Policies and Procedures. If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question and the matter will be referred to the Board of Trustees of CNL Funds for a determination as to how the proxy should be voted. The Proxy Manager will record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Manager’s decision with respect to any conflict of interest.

VI.      REVIEW OF VOTING RECORD

The CCO is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VII.      RECORDKEEPING

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:2

(1)	All proxy voting policies and procedures.

(2)	A copy of each proxy statement it receives regarding client securities.[3]

(3)	A record of each vote cast by the Adviser on behalf of a client.

(4)	A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)	A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

[2]

The Adviser may satisfy this requirement by relying on a third party to make and retain on the Adviser’s behalf, a copy of a proxy statement (provided the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

(6)	Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years in an appropriate office of the Adviser.

EXHIBIT A

PROXY VOTING GUIDELINES

These Proxy Voting Guidelines are a reflection of The CNL Funds (the “Trust”) views that the Trust’s fiduciary obligations to their shareholders include an obligation to vote their proxies in a manner consistent with solid corporate governance and corporate social responsibility.

The Trust believes that good corporations are characterized by sound corporate governance and overall corporate social responsibility. A well-governed company that meets high standards of corporate ethics and operates in the best interests of the shareholders, employees, customers, communities and the environment will be better positioned for long-term success. This long-term success translates into positive returns for long-term shareholders.

Board of Directors

•

The Trust believes that one of the fundamental sources of good governance is independence. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors. The Trust will generally support the board’s nominees, if the above conditions are met.

•

The Trust believes that classified or staggered board structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareholders. The Trust will generally support proposals to elect all board members annually and to remove classified boards.

•	The Trust will generally support proposals that seek to separate the positions of Chair of the Board and the Chief Executive Officer.

•	The Trust will generally support proposals that ask for the Chair of the Board to be an independent director.

•	The Trust will generally oppose director nominees that have not attended a sufficient number of meetings of the board or key committees on which they were to serve.

•	The Trust will generally support proposals that seek to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts.

•	The Trust will generally oppose excessive awards of stock or stock options to directors.

•	The Trust will generally oppose director nominees who have acted against the interests of shareholders.

•	The Trust will generally support proposals to require majority voting in favor of director nominees.

Independent Auditors

•	The Trust believes that the company is in the best position to evaluate the competence of the outside auditors. The Trust will generally vote on ratification of the company’s auditor recommendation unless it has reason to believe that the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort earnings.

Compensation Issues

•

The Trust recognizes that there are significant variables that exist in order to properly evaluate compensation proposals such as industry, market capitalization, competitive factors, etc. that adequately address the need to balance the needs of the employees and those of the other shareholders in the company. While each proposal needs to be evaluated on a case by case basis, the Trust will oppose plans that substantially dilute outside shareholder interests, provide for excessive awards that are not reflective of economic or financial performance, or are just structured in an objectionable manner.

•	The Trust will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

•

The Trust will generally support proposals requesting companies to fully disclose executive compensation including salaries, option awards, bonuses, and restricted stock grants, supplemental executive retirement plans of senior management and the Board of Directors.

•

The Trust will generally support employee stock purchase plans, provided the shares purchased under the plan are acquired at no less than 85% of their market value and the shares reserved account for less than 5% of outstanding shares.

•	The Trust will generally support supplemental executive retirement plans that are reasonably estimated, fully disclosed, and where constructive credit does not exceed full service credit.

•	The Trust will generally oppose proposals to approve stock option plans that have a dilutive effect in excess of 10% of share value.

•

The Trust will generally oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant and/or the average grants are in excess of 3% per year.

•	The Trust will generally oppose proposals that contain evergreen provisions which reserve a specified percentage of stock for award each year with no termination date.

•	The Trust will generally oppose bonus plans that do not clearly define performance criteria and maximum awards in absolute dollars. Plans that appear excessive will generally be opposed.

•

The Trust will generally oppose proposals of severance arrangements that exceed three times an executive’s salary and bonus if triggered by a change of control without the requirement for submission to shareholder approval.

•

The Trust will generally oppose proposals of severance arrangements which allow payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a for cause termination.

Shareholder Voting Rights

•	The Trust will generally support the elimination of pre-emptive voting rights except in those cases where there is a reasonable indication that such rights would have a value to the shareholder.

•

The Trust will generally oppose a poison pill plan unless it is short term, requires shareholder approval for renewal, requires independent review, and there is a strongly independent and non-classified board.

•	The Trust will generally oppose cumulative voting rights.

•	The Trust will generally oppose supermajority voting requirements.

•	The Trust will generally oppose proposals that abridge the shareholders’ right to call special meetings of the board in cases of good cause and to act by written consent.

•	The Trust will generally oppose proposals that do not provide for confidential voting.

•	The Trust will generally oppose the creation of separate classes with different voting rights in those situations where the different groups of shareholders have similar economic investments.

•	The Trust will generally support the creation of classes of stock offering different dividend rights if they do not limit shareholder rights.

•	The Trust will generally oppose proposals that allow the company to buy back shares from a particular shareholder(s) at higher than market prices.

•	The Trust will generally oppose reincorporation in a new domicile if the Trust believes that it is being done with the intention of reducing current shareholder rights.

•	The Trust will actively voice their displeasure for companies who set forth proposals in a bundle. The right to vote each proposal separately must be encouraged and protected.

•	The Trust will generally oppose proposals for by-law changes allowing a company to opt into state anti-takeover laws.

Stock Authorization

•	The Trust will generally support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•	The Trust will generally oppose proposals for the creation of blank check preferred stock.

•

The Trust will generally oppose proposals that call for increases in authorization of preferred stock with unspecified terms and conditions of use which can be determined at a future date and without approval from shareholders.

Social Issues

•	The Trust will generally support proposals that request reasonable, but not highly specific, disclosure about environmental impact of a company’s operations and products.

•	The Trust will generally support proposals that request reasonable reporting regarding the company’s activities in countries with records of repression of human rights.

•	The Trust will generally support proposals that encourage the company to increase the diversity of its employees and to enhance non-discrimination polices.

•	The Trust will generally support proposals that request increase disclosure of health related information such as the risk of tobacco, liquor or certain drugs.

Foreign Market

•

The Trust will vote in a manner consistent with its domestic voting policy however, the Trust will take into consideration different governance standards, disclosure requirements, accounting practices and voting procedures that are unique to foreign markets. However, there may be situations where the Trust may elect not to vote because it would be in the best interests of the Trust and its shareholders.

CB RICHARD ELLIS GLOBAL REAL ESTATE SECURITIES, LLC

PROXY VOTING POLICIES AND PROCEDURES

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

CB Richard Ellis Global Real Estate Securities, LLC (the “Company”) anticipates that a majority of clients will be responsible for all actions in relation to proxy voting. However, if the Company is instructed by the client to vote proxies on the client’s behalf, then the Company will follow the guidelines of the Proxy Voting Policy and Procedures. Any questions about this document should be directed to the CCO.

Policy

Assuming that the Company is requested to vote proxies on behalf of a particular client, it is the policy of the Company to vote client proxies in the interest of maximizing shareholder value. To that end, the Company will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.

With respect to class actions, it is CBRE GRES’ policy not to take any action without first consulting the client. We will then only take action as the client directs.

Procedures for Identification and Voting of Proxies

These proxy voting procedures are designed to enable the Company to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value.

1.	The Company shall maintain a list of all clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Co-Chief Investment Officers or Portfolio Managers or Portfolio Administrators who will obtain proxy voting information from client agreements.

2.	The Company shall work with the client to ensure that CBRE GRES is the designated party to receive proxy voting materials from companies or intermediaries. To that end, new account forms of broker-dealers/custodians will state that CBRE GRES should receive this documentation. The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

3.	The Co-Chief Chief Investment Officers shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.

4.	The Co-Chief Investment Officers will review the list of clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote.

For any client who has provided specific voting instructions, the Co-Chief Investment Officers shall vote that client’s proxy in accordance with the client’s written instructions.

Proxies of clients who have selected a third party to vote proxies, and whose proxies were received by the Company, shall be forwarded to the designee for voting and submission.

Proxies received after the termination date of a client relationship will not be voted. Such proxies should be delivered to the last known address of the client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named client should not be delivered to the Company.

5.	The Co-Chief Investment Officers will reasonably try to assess any material conflicts between the Company’s interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

6.	So long as there are no material conflicts of interest identified, the Company will vote proxies according to the policy set forth above. The Company may also elect to abstain from voting if it deems such abstinence in its clients’ best interests. The rationale for “abstain” votes will be documented and the documentation will be maintained in the permanent file.

7.	The Company is not required to vote every client proxy and such should not necessarily be construed as a violation of CBRE GRES’s fiduciary obligations. The Company shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest, such as when an adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL.

8.	The CCO shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which the Company believes it may be in its clients’ best interest for the Company not to vote a particular proxy. The CCO shall maintain documentation of any cost/benefit analysis with respect to client proxies that were not voted by the Company.

9.	If the Co-Chief Investment Officers detect a conflict of interest, the Company will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Company should vote on the proposal. The proxy voting service’s or consultant’s determination will be binding on CBRE GRES.

10.	The Chief Co-Chief Investment Officers shall collect and submit the proxy votes in a timely manner.

11.	The CCO will report any attempts by the Company’s personnel to influence the voting of client proxies in a manner that is inconsistent with the Company’s Policy.

12.	All proxy votes will be recorded and the following information will be maintained:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date;

•	The number of shares the Company is voting on firm-wide;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether or not the Company cast its vote on the matter;

•	How the Company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

•	Whether the Company cast its vote with or against management; and

•	Whether any client requested an alternative vote of its proxy.

In the event that the Company votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires the Company to vote a certain way on an issue, while the Company deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

Conflicts of Interest

Although the Company has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the following potential conflicts that could exist in the future:

•	Conflict: CBRE GRES retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in the Company’s client portfolios.

•

Conflict: CBRE GRES’s supervised persons maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of a Company supervised person may be a high-level executive of an issuer that is held in the Company’s client portfolios. The spouse could attempt to influence the Company to vote in favor of management.

Resolution: Upon the detection of a material conflict of interest, the procedure described under Item 7 of the Procedures for Identification and Voting of Proxies section above will be followed.

The Company realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its supervised persons to notify the Co-Chief Investment Officers of any material conflict that may impair the Company’s ability to vote proxies in an objective manner. Upon such notification, the CCO will seek legal counsel who will recommend an appropriate course of action.

In addition, any attempts by others within the Company to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. The CCO should then report the attempt to legal counsel.

The CCO should, as necessary, report to legal counsel all conflicts of interest that arise in connection with the performance of the Company’s proxy-voting obligations (if any), and any conflicts of interest that have come to his or her attention (if any). The CCO will use the form included as Attachment A to this document. This information can lead to future amendments to this proxy voting policy and procedure.

Recordkeeping

The Company must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The CCO will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•

Any request, whether written (including e-mail) or oral, received by any supervised persons of the Company, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

•

The CCO will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the CCO will distribute to any client requesting proxy voting information the complete proxy voting record of the Company for the period requested. Reports containing proxy information of only those issuers held by a certain client will not be created or distributed.[4]

Any report disseminated to a client(s) will contain the following legend:

“This report contains the full proxy voting record of CBRE GRES. If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

•

Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

•	clients are permitted to request the proxy voting record for the 5 year period prior to their request.

[4]

For clients who have provided the Company with specific direction on proxy voting, the CCO will review the proxy voting record and permanent file in order to identify those proposals voted differently than how the Company voted clients not providing direction.

Proxy statements received regarding client securities:

•	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: The Company is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

•	The Company’s proxy voting records may include the following:

•	Documents prepared or created by the Company that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

•	The Company will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

Proxy Solicitation

As a matter of practice, it is the Company’s policy to not reveal or disclose to any client how the Company may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. The Company will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any supervised persons accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

CB Richard Ellis Global Real Estate Securities LLC

Report of Proxy Voting Conflicts

To:	[Legal Counsel]

From:	CCO

Date:	<DATE>

Re:	Proxy Voting Conflict of Interest

Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”) requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. A challenging aspect to Rule 206(4)-6 has been an adviser’s identification of material conflicts of interest that may influence the manner in which it votes proxies.

I have listed below the conflicts of interest that came to my attention and the manner in which such conflicts were mitigated:

Signature:

Date:

PART C—OTHER INFORMATION

Item 23.	Exhibits

(a)(1)	Declaration of Trust is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (“SEC”) on February 22, 2007.

(a)(2)	Amendment No. 1 to Declaration of Trust is filed herewith.

(b)	By-Laws are incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 22, 2007.

(c)	Not Applicable.

(d)(1)	Advisory Agreement between CNL Fund Advisors Company (the “Adviser”) and The CNL Funds (the “Trust”) is filed herewith.

(d)(2)	Investment Sub-Advisory Agreement between the Adviser, CB Richard Ellis Global Real Estate Securities, LLC (the “Sub-Adviser”) and the Trust is filed herewith.

(d)(3)	Indemnification Agreement between the Adviser, the Trust and the Sub-Adviser is filed herewith.

(e)(1)	Distribution Agreement between the Trust and Foreside Fund Services, LLC is filed herewith.

(e)(2)	Form of Service Agent Agreement between the Trust and Foreside Fund Services, LLC is filed herewith.

(f)	Not Applicable.

(g)	Custodian Contract between the Trust and State Street Bank and Trust Company is filed herewith.

(h)(1)	Administration Agreement between the Trust and State Street Bank and Trust Company is filed herewith.

(h)(2)	Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. is filed herewith.

(h)(3)	Expense Limitation Agreement between the Trust and the Adviser is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 29, 2007.

(h)(4)	License Agreement between the Trust and CNL Intellectual Properties, Inc. is filed herewith.

(h)(4)(i)	First Amendment to License Agreement between the Trust and CNL Intellectual Properties, Inc. is filed herewith.

(h)(5)	Compliance Services Agreement between the Trust and Foreside Compliance Services, LLC is filed herewith.

(h)(6)	Wholesale Broker Agreement between Foreside Fund Services, LLC and CNL Securities Corp. is filed herewith.

(h)(7)	Power of Attorney is filed herewith.

(i)	Opinion and consent of counsel is filed herewith.

(j)	Consent of Auditors is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Distribution Plan (Class A Shares) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 29, 2007.

(m)(2)	Related Agreement to Distribution Plan (Class A Shares) is filed herewith.

(m)(3)	Distribution Plan (Class C Shares) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 29, 2007.

(m)(4)	Related Agreement to Distribution Plan (Class C Shares) is filed herewith.

(n)	Rule 18f-3 Multiple Class Plan is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 29, 2007.

(p)(1)	Code of Ethics of the Trust is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 29, 2007.

(p)(2)	Code of Ethics for the Trust’s Principal Executive and Principal Financial Officers is filed herewith.

(p)(3)	Code of Ethics of the Adviser is filed herewith.

(p)(4)	Code of Ethics of the Sub-Adviser is filed herewith.

(p)(5)	Code of Ethics of Foreside Fund Services, LLC is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 29, 2007.

2

Item 24.	Persons Controlled by or under Common Control with Trust.

There are no persons that are controlled by or under common control with the Trust.

Item 25.	Indemnification

Article VIII, Section 8.1 of the Trust’s Declaration of Trust provides that a Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer of the Trust; provided, however, that nothing contained in the Declaration of Trust or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Article VIII, Section 8.2 of the Trust’s Declaration of Trust provides that every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

“Covered Person” is defined in the Trust’s Declaration of Trust as “a person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise.”

The Trust has obtained insurance coverage for its trustees and officers.

Item 26.	Business and Other Connections of Investment Adviser and Subadviser

CNL Fund Advisors Company performs investment advisory services for Registrant and institutional and individual investors.

CB Richard Ellis Global Real Estate Securities, LLC performs investment sub-advisory services for Registrant and investment advisory services for institutional and individual investors.

CNL Fund Advisors Company and CB Richard Ellis Global Real Estate Securities, LLC are both investment advisers registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of directors, officers or partners of CNL Fund Advisors Company and CB Richard Ellis Global Real Estate Securities, LLC, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Forms ADV filed by CNL Fund Advisors Company and CB Richard Ellis Global Real Estate Securities, LLC pursuant to the Advisers Act (SEC File Nos. 801-39197 and 801-63717, respectively).

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Item 27.	Principal Underwriters.

(a)	Foreside Fund Services, LLC, Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds American Beacon Mileage Funds American Beacon Select Funds Bridgeway Funds, Inc. Century Capital Management Trust Central Park Group Multi-Event Fund Forum Funds	Henderson Global Funds Hirtle Callaghan Trust Ironwood Series Trust Monarch Funds PMC Funds Sound Shore Fund, Inc. Wintergreen Fund, Inc.

(b)	Information about the directors and executive officers of Foreside Fund Services, LLC is located below. Their business address is Two Portland Square, Portland, Maine 04101.

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

Carl A. Bright	None	President and Treasurer

Richard J. Berthy	None	Vice President and Assistant Treasurer

Nanette K. Chern	None	Chief Compliance Officer, Secretary and Vice President

Mark A. Fairbanks	None	Deputy Chief Compliance Officer, Vice President and Assistant Secretary

(c)	Not Applicable.

Item 28.	Location of Accounts and Records

The account books and other documents required to be maintained by Trust pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

CNL Fund Advisors Company (Investment Adviser)

450 South Orange Avenue

Orlando, FL 32801

CB Richard Ellis Global Real Estate Securities, LLC (Investment Sub-Adviser)

250 West Pratt Street

Baltimore, Maryland 21201

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State Street Bank and Trust Company (Administrator and Custodian)

2 Avenue de Lafayette

Boston, MA 02110

Boston Financial Data Services, Inc. (Transfer Agent)

330 West 9th Street, 4th Floor

Kansas City, MO 64105

Foreside Compliance Services, LLC (Compliance Services)

Two Portland Square

Portland, Maine 04101

Foreside Fund Services, LLC (Distributor)

Two Portland Square

Portland, Maine 04101

Item 29.	Management Services

The Trust has no management related service contract which is not discussed in Part A or Part B of this form.

Item 30.	Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orlando, and the State of Florida on the 1st day of October 2007.

The CNL Funds

By:	/s/ J. Grayson Sanders
J. Grayson Sanders
President and Principal Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

*/s/ Robert A. Bourne Robert A. Bourne	Trustee	October 1, 2007

*/s/ G. Richard Hostetter G. Richard Hostetter	Trustee	October 1, 2007

*/s/ James H. Kropp James H. Kropp	Trustee	October 1, 2007

*/s/ J. Joseph Kruse J. Joseph Kruse	Trustee	October 1, 2007

/s/ J. Grayson Sanders J. Grayson Sanders	President and Principal Executive Officer	October 1, 2007

/s/ Paul Saint-Pierre Paul Saint-Pierre	Treasurer and Principal Financial Officer	October 1, 2007

*By:	/s/ Paul Saint-Pierre
as Attorney-in-Fact

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EXHIBIT LIST

(a)(2)	Amendment No. 1 to Declaration of Trust

(d)(1)	Advisory Agreement between CNL Fund Advisors Company (the “Adviser”) and The CNL Funds (the “Trust”)

(d)(2)	Investment Sub-Advisory Agreement between the Adviser, CB Richard Ellis Global Real Estate Securities, LLC (the “Sub-Adviser”) and the Trust

(d)(3)	Indemnification Agreement between the Adviser, the Trust and the Sub-Adviser

(e)(1)	Distribution Agreement between the Trust and Foreside Fund Services, LLC

(e)(2)	Form of Service Agent Agreement between the Trust and Foreside Fund Services, LLC

(g)	Custodian Contract between the Trust and State Street Bank and Trust Company

(h)(1)	Administration Agreement between the Trust and State Street Bank and Trust Company

(h)(2)	Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc.

(h)(4)	License Agreement between the Trust and CNL Intellectual Properties, Inc.

(h)(4)(i)	First Amendment to License Agreement between the Trust and CNL Intellectual Properties, Inc.

(h)(5)	Compliance Services Agreement between the Trust and Foreside Compliance Services, LLC

(h)(6)	Wholesale Broker Agreement between Foreside Fund Services, LLC and CNL Securities Corp.

(h)(7)	Power of Attorney

(i)	Opinion and consent of counsel

(j)	Consent of Auditors

(m)(2)	Related Agreement to Distribution Plan (Class A Shares)

(m)(4)	Related Agreement to Distribution Plan (Class C Shares)

(p)(2)	Code of Ethics for the Trust’s Principal Executive and Principal Financial Officers

(p)(3)	Code of Ethics of CNL Fund Advisors Company

(p)(4)	Code of Ethics of CB Richard Ellis Global Real Estate Securities, LLC

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